Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Advantage Sales & Marketing Inc., 6.50%,
11/15/28 (Call 11/15/24)(a)(b)	$7,219	$6,788,900
Clear Channel International BV, 6.63%,
08/01/25 (Call 02/01/24)(a)	2,940	2,941,509
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(a)(b)	12,143	11,436,175
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	10,077	8,326,020
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,584	8,308,824
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	7,255	7,542,063
CMG Media Corp., 8.88%, 12/15/27
(Call 12/15/24)(a)	8,498	6,629,839
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	5,640	4,960,380
3.75%, 02/15/28 (Call 02/15/24)(b)	5,517	5,130,810
4.00%, 02/15/30 (Call 02/15/25)(b)	5,856	5,358,826
4.88%, 01/15/29 (Call 01/15/25)(b)	4,054	3,923,157
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/25)(a)(b)	4,864	4,335,332
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	4,980	4,407,599
5.00%, 08/15/27 (Call 08/15/24)(a)(b)	6,316	6,045,709
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	4,370	4,577,881
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)(b)	10,551	9,654,798
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/24)(a)(b)	4,160	4,009,491
		104,377,313
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	7,320	7,131,541
7.13%, 06/15/26 (Call 06/15/24)(a)(b)	10,981	11,072,505
7.45%, 05/01/34(a)(b)	5,093	5,704,160
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	7,346	7,487,469
7.88%, 04/15/27 (Call 04/15/24)(a)(b)	15,165	15,145,597
8.75%, 11/15/30 (Call 11/15/26)(a)(b)	7,210	7,566,592
Moog Inc., 4.25%, 12/15/27 (Call 12/15/24)(a)	4,994	4,675,982
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	9,807	9,452,183
5.75%, 10/15/27 (Call 07/15/27)(a)	10,482	10,487,694
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	3,133	2,964,351
4.60%, 06/15/28 (Call 03/15/28)(b)	6,952	5,944,377
9.38%, 11/30/29 (Call 11/30/25)(a)	8,270	8,960,347
9.75%, 11/15/30 (Call 11/15/26)(a)(b)	11,620	12,195,892
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	11,858	11,088,060
4.88%, 05/01/29 (Call 05/01/24)(b)	7,382	6,899,252
5.50%, 11/15/27 (Call 11/15/24)	25,804	25,104,935
6.25%, 03/15/26 (Call 03/15/24)(a)	38,454	38,192,467
6.75%, 08/15/28 (Call 02/15/25)(a)	20,570	20,906,587
6.88%, 12/15/30 (Call 08/18/26)(a)	14,100	14,430,081
7.13%, 12/01/31 (Call 12/01/26)(a)	9,950	10,370,647
7.50%, 03/15/27 (Call 03/15/24)	4,629	4,641,035
Triumph Group Inc.
7.75%, 08/15/25 (Call 01/29/24)	3,782	3,784,364
9.00%, 03/15/28 (Call 03/15/25)(a)	12,001	12,662,843
		256,868,961
Security	Par (000)	Value

Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	$4,567	$4,487,579
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	10,457	10,392,504
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/24)(a)(b)	2,191	2,130,748
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	8,605	7,935,717
10.50%, 11/01/26 (Call 01/29/24)(a)	3,923	3,932,412
		28,878,960
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	12,519	11,906,554
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(a)(b)	5,370	5,249,175
American Airlines Group Inc., 3.75%,
03/01/25(a)(b)	4,098	3,992,956
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	7,507	7,608,796
8.50%, 05/15/29 (Call 11/15/25)(a)	9,870	10,462,328
American Airlines Inc./AAdvantage Loyalty
IP Ltd.
5.50%, 04/20/26(a)(b)	28,215	27,904,945
5.75%, 04/20/29(a)	29,207	28,682,641
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	4,927	4,527,667
4.38%, 04/19/28 (Call 01/19/28)(b)	4,043	3,893,975
7.38%, 01/15/26 (Call 12/15/25)(b)	8,317	8,610,840
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%,
01/20/26 (Call 01/20/25)(a)(b)	11,974	11,266,337
Spirit Loyalty Cayman Ltd./Spirit IP Cayman
Ltd., 8.00%, 09/20/25 (Call 09/20/24)(a)(b)	10,512	6,859,079
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	19,283	18,601,167
4.63%, 04/15/29 (Call 10/15/25)(a)	19,569	18,101,962
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	9,647	6,982,499
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	4,745	3,963,166
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	4,675	3,961,455
		182,575,542
Alternate Investments — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.75%, 01/15/29 (Call 10/15/28)(a)(b)	6,520	6,691,150

Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	3,717	3,168,252
4.25%, 03/15/29 (Call 03/15/24)(a)(b)	3,564	3,225,420
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	9,124	8,799,396
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	5,885	5,933,204
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(a)(b)	3,632	3,296,803
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(a)(b)	4,772	4,129,450
Under Armour Inc., 3.25%, 06/15/26
(Call 03/15/26)(b)	6,465	6,081,642
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/24)(a)(b)	5,213	5,116,264

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	$5,314	$4,282,021
		44,032,452
Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	9,768	8,543,172
4.75%, 10/01/27 (Call 10/01/24)(a)(b)	4,472	4,301,202
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	4,956	4,925,396
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/25 (Call 11/01/24)(a)	10,650	10,756,777
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	4,866	4,605,864
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	4,240	4,064,120
5.88%, 01/15/28 (Call 01/15/25)(a)(b)	5,410	5,316,998
7.75%, 10/15/25 (Call 10/15/24)(a)	5,786	5,841,447
JB Poindexter & Co. Inc., 8.75%, 12/15/31
(Call 12/15/26)(a)(b)	5,920	6,060,600
Mclaren Finance PLC, 7.50%, 08/01/26
(Call 08/01/24)(a)	6,145	5,386,953
PM General Purchaser LLC, 9.50%, 10/01/28
(Call 10/01/24)(a)	5,575	5,638,220
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(a)(b)	4,113	3,742,830
		69,183,579
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/24)(a)	7,836	7,642,405
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	5,026	5,138,492
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	5,038	5,320,607
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	5,870	5,138,851
6.50%, 04/01/27 (Call 04/01/24)(b)	4,883	4,866,099
6.88%, 07/01/28 (Call 07/01/24)(b)	3,698	3,588,398
Clarios Global LP, 6.75%, 05/15/25
(Call 05/15/24)(a)	3,454	3,451,435
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(a)(b)	8,430	8,360,888
6.75%, 05/15/28 (Call 05/15/25)(a)(b)	7,415	7,513,397
8.50%, 05/15/27 (Call 05/15/24)(a)(b)	15,043	15,001,768
Cooper-Standard Automotive Inc.
5.63%, 05/15/27 (Call 01/31/25),
(10.63% PIK)(a)(c)	3,795	2,820,883
13.50%, 03/31/27 (Call 01/31/25),
(4.50% PIK)(a)(c)	5,437	5,807,739
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	4,100	3,584,917
4.50%, 02/15/32 (Call 02/15/27)(b)	3,425	2,944,678
5.38%, 11/15/27 (Call 11/15/24)(b)	3,964	3,868,468
5.63%, 06/15/28 (Call 06/15/24)(b)	3,984	3,855,880
Dornoch Debt Merger Sub Inc., 6.63%,
10/15/29 (Call 10/15/24)(a)(b)	6,267	5,688,672
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	7,179	6,925,161
5.00%, 05/31/26 (Call 05/31/24)(b)	8,938	8,764,350
5.00%, 07/15/29 (Call 04/15/29)(b)	8,362	7,848,147
5.25%, 04/30/31 (Call 01/30/31)(b)	5,222	4,751,894
5.25%, 07/15/31 (Call 04/15/31)(b)	5,845	5,320,294
5.63%, 04/30/33 (Call 01/30/33)(b)	4,370	3,954,075
9.50%, 05/31/25 (Call 05/31/24)(b)	4,047	4,108,514
Security	Par (000)	Value

Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/24),
(5.50% PIK)(a)(b)(c)	$4,476	$4,375,827
6.00%, 05/15/27 (Call 05/15/24),
(6.75% PIK)(a)(b)(c)	3,711	3,674,261
6.38%, 05/15/29 (Call 05/15/24),
(7.13% PIK)(a)(c)	4,137	4,112,578
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29
(Call 02/01/24)(a)(b)	5,800	5,031,848
Tenneco Inc., 8.00%, 11/17/28
(Call 11/17/24)(a)(b)	18,410	16,037,503
Titan International Inc., 7.00%, 04/30/28
(Call 04/30/24)	4,439	4,425,552
ZF North America Capital Inc.
4.75%, 04/29/25(a)	7,732	7,615,122
6.88%, 04/14/28 (Call 03/14/28)(a)	6,385	6,577,176
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	5,940	6,266,546
		194,382,425
Banks — 0.9%
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(a)(b)	8,708	9,655,814
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/25)(a)	4,941	4,745,439
7.63%, 05/01/26 (Call 05/01/24)(a)	4,540	4,521,510
12.00%, 10/01/28 (Call 10/01/25)(a)	7,860	8,627,804
12.25%, 10/01/30 (Call 10/01/26)(a)	4,900	5,462,554
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(d)	7,215	5,974,941
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(d)	7,320	5,312,887
5.71%, 01/15/26(a)(b)	15,193	15,141,594
Standard Chartered PLC, 7.01%,
(Call 07/30/37),
(3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	5,890	6,024,930
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26), (5-year CMT + 3.150%)(b)(d)	3,156	2,906,787
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(d)	14,208	13,324,535
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(d)	9,695	9,500,714
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)(d)	12,375	12,799,606
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(d)	2,525	2,158,900
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	5,665	5,041,850
		111,199,865
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(a)(b)	7,593	6,912,686
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(a)(b)	7,097	6,119,093
		13,031,779
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/15/24)(a)(b)	3,276	1,219,341

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 1.8%
ACProducts Holdings Inc., 6.38%, 05/15/29
(Call 05/15/24)(a)(b)	$4,876	$3,634,668
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28 (Call 10/15/25)(a)(b)	5,225	5,365,605
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(a)(b)	3,998	3,707,956
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	12,337	11,032,292
5.00%, 03/01/30 (Call 03/01/25)(a)	5,408	5,191,214
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	6,820	6,955,643
Camelot Return Merger Sub Inc., 8.75%,
08/01/28 (Call 07/22/24)(a)(b)	7,158	7,338,140
Cornerstone Building Brands Inc., 6.13%,
01/15/29 (Call 09/15/24)(a)(b)	2,966	2,636,329
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/24)(a)(b)	4,938	4,401,289
Eco Material Technologies Inc., 7.88%,
01/31/27 (Call 01/31/24)(a)	5,925	5,921,386
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30 (Call 06/15/26)(a)(b)	21,964	22,185,177
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	9,834	9,637,320
James Hardie International Finance DAC,
5.00%, 01/15/28 (Call 01/15/25)(a)	3,666	3,551,437
Jeld-Wen Inc., 4.88%, 12/15/27
(Call 12/15/24)(a)(b)	3,926	3,722,697
Knife River Corp., 7.75%, 05/01/31
(Call 04/14/26)(a)	4,330	4,548,228
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(a)	3,530	3,168,075
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	3,776	3,248,454
5.38%, 02/01/28 (Call 01/29/24)(a)(b)	4,615	4,499,948
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 02/01/30 (Call 02/01/25)(a)(b)	4,863	4,425,330
New Enterprise Stone & Lime Co. Inc., 5.25%,
07/15/28 (Call 07/15/24)(a)(b)	5,405	5,193,124
Oscar AcquisitionCo LLC/Oscar Finance Inc.,
9.50%, 04/15/30 (Call 04/15/25)(a)(b)	5,621	5,442,037
PGT Innovations Inc., 4.38%, 10/01/29
(Call 08/01/24)(a)(b)	4,875	4,911,066
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 11/01/24)(a)(b)	10,933	10,686,457
8.88%, 11/15/31 (Call 11/15/26)(a)(b)	10,655	11,193,730
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	10,910	9,277,151
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	15,630	14,203,799
4.75%, 01/15/28 (Call 01/15/25)(a)	9,745	9,320,341
5.00%, 02/15/27 (Call 02/15/24)(a)	8,231	7,994,816
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(a)(b)	7,133	6,907,954
6.50%, 03/15/27 (Call 03/15/24)(a)(b)	2,315	2,303,584
7.25%, 01/15/31 (Call 01/15/27)(a)	7,870	8,176,354
		210,781,601
Chemicals — 2.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(a)	5,093	5,222,765
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	4,417	3,727,490
6.88%, 05/15/43 (Call 02/15/43)(b)	2,678	2,638,458
Security	Par (000)	Value

Chemicals (continued)
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	$7,750	$5,144,450
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	3,805	1,784,233
Avient Corp.
5.75%, 05/15/25 (Call 05/15/24)(a)	5,265	5,244,298
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	7,065	7,246,768
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31 (Call 02/15/26)(a)(b)	4,770	4,968,432
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(b)	6,887	6,120,058
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%,
06/15/27 (Call 06/15/24)(a)(b)	4,882	4,699,462
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(a)(b)	2,600	2,609,346
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	6,010	5,220,233
5.38%, 05/15/27 (Call 02/15/27)(b)	4,817	4,685,824
5.75%, 11/15/28 (Call 11/15/24)(a)(b)	7,599	7,167,340
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 06/15/24)(a)(b)	5,330	5,023,525
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/24)(a)	7,689	7,024,287
GPD Companies Inc., 10.13%, 04/01/26
(Call 04/01/24)(a)(b)	4,784	4,466,031
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	2,941	2,811,625
4.25%, 10/15/28 (Call 10/15/24)(b)	2,948	2,737,611
Herens Holdco Sarl, 4.75%, 05/15/28
(Call 05/15/24)(a)(b)	3,300	2,779,748
Illuminate Buyer LLC/Illuminate Holdings
IV Inc., 9.00%, 07/01/28 (Call 07/01/24)(a)	4,478	4,376,823
INEOS Finance PLC, 6.75%, 05/15/28
(Call 02/15/25)(a)(b)	4,117	4,026,121
INEOS Quattro Finance 2 PLC
3.38%, 01/15/26 (Call 01/15/25)(a)	1,426	1,338,074
9.63%, 03/15/29 (Call 03/15/25)(a)	3,940	4,137,473
Ingevity Corp., 3.88%, 11/01/28
(Call 01/29/24)(a)(b)	5,363	4,725,044
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 02/15/24)(a)	2,641	2,238,248
Iris Holdings Inc., 10.00%, 12/15/28
(Call 06/15/25)(a)(b)	3,921	3,334,458
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(a)(b)	3,399	2,877,717
Mativ Holdings Inc., 6.88%, 10/01/26
(Call 10/01/24)(a)(b)	3,347	3,204,410
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	6,878	6,634,919
5.25%, 12/15/29 (Call 09/15/29)(b)	6,789	6,484,939
5.65%, 12/01/44 (Call 06/01/44)	2,818	2,369,212
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/24)(a)	3,413	3,263,886
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	5,454	4,593,375
5.00%, 05/01/25 (Call 01/31/25)(a)	3,989	3,889,279
5.25%, 06/01/27 (Call 03/03/27)(a)	10,135	9,425,081
8.50%, 11/15/28 (Call 11/15/25)(a)	4,060	4,248,709
Nufarm Australia Ltd./Nufarm Americas Inc.,
5.00%, 01/27/30 (Call 01/27/25)(a)(b)	3,479	3,183,494

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	$5,055	$4,766,553
5.13%, 09/15/27 (Call 03/15/24)(b)	4,951	4,802,478
5.63%, 08/01/29 (Call 08/01/24)(b)	6,361	6,232,120
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	7,540	6,881,758
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	3,755	3,437,145
9.75%, 11/15/28 (Call 06/01/25)(a)	15,890	16,811,214
Polar U.S. Borrower LLC/Schenectady
International Group Inc., 6.75%, 05/15/26
(Call 05/15/24)(a)(b)	2,116	497,260
Rain Carbon Inc., 12.25%, 09/01/29
(Call 03/01/26)(a)(b)	4,280	4,237,029
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/25)(a)	4,647	4,063,801
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	10,623	9,864,305
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,834	6,207,692
SCIL IV LLC/SCIL USA Holdings LLC, Class-H,
5.38%, 11/01/26 (Call 11/01/24)(a)(b)	7,400	7,193,453
SK Invictus Intermediate II SARL, 5.00%,
10/30/29 (Call 10/30/24)(a)(b)	6,532	5,534,237
SNF Group SACA
3.13%, 03/15/27 (Call 03/15/24)(a)(b)	3,110	2,871,832
3.38%, 03/15/30 (Call 03/15/25)(a)(b)	3,450	2,963,087
Trinseo Materials Operating SCA/Trinseo
Materials Finance Inc., 5.13%, 04/01/29
(Call 04/01/24)(a)(b)	3,241	1,261,170
Tronox Inc., 4.63%, 03/15/29
(Call 03/15/24)(a)(b)	10,361	9,147,789
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	5,328	4,555,760
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	3,506	3,482,542
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(a)(b)	7,265	6,029,950
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/24)(a)	7,155	6,841,807
5.63%, 08/15/29 (Call 08/15/24)(a)	11,071	9,761,633
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	3,370	3,433,423
		296,551,284
Coal — 0.1%
Alliance Resource Operating
Partners LP/Alliance Resource Finance
Corp., 7.50%, 05/01/25 (Call 01/29/24)(a)	2,074	2,069,914
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)(b)	4,946	4,466,832
		6,536,746
Commercial Services — 4.7%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	9,792	9,036,107
4.88%, 07/15/32(a)(b)	6,966	6,382,597
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)(b)	4,020	3,794,156
Albion Financing 1 Sarl/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/24)(a)	5,505	5,407,716
Albion Financing 2 Sarl, 8.75%, 04/15/27
(Call 10/15/24)(a)	4,465	4,460,284
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	9,147	7,594,663
Security	Par (000)	Value

Commercial Services (continued)
6.63%, 07/15/26 (Call 07/15/24)(a)	$19,013	$18,734,725
9.75%, 07/15/27 (Call 07/15/24)(a)(b)	10,123	9,898,176
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 Sarl, 4.63%,
06/01/28 (Call 06/01/24)(a)	19,380	17,450,697
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 01/29/24)(a)(b)	3,218	3,088,530
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	3,319	3,012,192
4.63%, 10/01/27 (Call 10/01/24)(a)	4,848	4,621,114
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(a)(b)	3,294	3,014,208
4.75%, 10/15/29 (Call 10/15/24)(a)(b)	2,727	2,553,345
Aptim Corp., 7.75%, 06/15/25 (Call 01/16/24)(a)	3,817	3,645,210
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	7,968	7,567,163
6.75%, 02/15/27 (Call 02/15/24)(a)(b)	5,694	5,693,841
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	4,771	4,395,477
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	5,667	5,246,864
5.75%, 07/15/27 (Call 07/15/24)(a)(b)	7,068	6,829,282
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	4,875	4,864,763
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	10,123	9,475,157
3.50%, 06/01/31 (Call 03/01/31)(b)	9,852	8,487,236
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(a)	6,243	5,928,619
5.50%, 07/15/25 (Call 06/18/24)(a)	3,188	3,170,622
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(a)(b)	3,781	3,280,018
Cimpress PLC, 7.00%, 06/15/26
(Call 06/15/24)	5,133	5,056,005
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(b)	1,551	1,457,940
8.25%, 04/15/26 (Call 04/15/24)(b)	5,115	5,242,875
CoreLogic Inc., 4.50%, 05/01/28
(Call 05/01/24)(a)(b)	7,166	6,350,294
CPI CG Inc., 8.63%, 03/15/26
(Call 03/15/24)(a)(b)	2,661	2,612,330
Deluxe Corp., 8.00%, 06/01/29
(Call 06/01/24)(a)(b)	4,906	4,417,117
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	5,651	5,340,193
6.00%, 06/01/29 (Call 06/01/24)(a)	4,857	4,265,183
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	3,945	4,014,601
9.50%, 11/01/27 (Call 11/01/24)(a)	5,290	5,321,928
GEO Group Inc. (The), 10.50%, 06/30/28
(Call 06/30/24)(b)	1,471	1,496,712
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/24)(a)	4,020	3,969,750
Grand Canyon University, 5.13%, 10/01/28
(Call 08/01/28)(b)	3,812	3,465,985
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(Call 01/15/27)(a)	21,180	22,002,208
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/15/24)(a)	11,753	11,540,621
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/24)(a)(b)	4,748	4,270,256
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	9,623	7,604,881

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Korn Ferry, 4.63%, 12/15/27
(Call 12/15/24)(a)(b)	$3,141	$3,003,801
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 02/01/24)(a)	3,645	3,645,000
Matthews International Corp., 5.25%, 12/01/25
(Call 01/29/24)(a)(b)	3,377	3,302,099
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29 (Call 05/15/24)(a)(b)	6,984	6,417,426
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(a)(b)	4,795	4,732,665
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	10,255	9,101,312
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	9,421	7,496,007
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(a)	24,610	23,507,725
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	9,000	8,436,510
Paysafe Finance PLC/Paysafe Holdings
U.S. Corp., 4.00%, 06/15/29
(Call 06/15/24)(a)(b)	3,261	2,908,706
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (Call 11/15/24)(a)(b)	5,291	2,552,908
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	9,725	8,958,193
5.75%, 04/15/26(a)	13,852	13,845,508
6.25%, 01/15/28 (Call 01/15/25)(a)(b)	12,542	12,428,990
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)(b)	6,030	5,506,936
RR Donnelley & Sons Co., 8.50%, 04/15/29(a)	25	17,906
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	8,169	7,638,018
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	5,423	5,429,779
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	7,900	6,888,800
4.00%, 05/15/31 (Call 05/15/26)(b)	8,098	7,208,111
4.63%, 12/15/27 (Call 12/15/24)(b)	5,854	5,679,844
5.13%, 06/01/29 (Call 06/01/24)(b)	6,695	6,535,994
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26
(Call 11/01/24)(a)(b)	4,596	4,483,398
Signal Parent Inc., 6.13%, 04/01/29
(Call 04/01/24)(a)(b)	3,035	2,147,354
Sotheby's, 7.38%, 10/15/27 (Call 10/15/24)(a)(b)	7,909	7,600,721
Sotheby's/Bidfair Holdings Inc., 5.88%,
06/01/29 (Call 06/01/24)(a)(b)	2,754	2,377,346
TriNet Group Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	4,917	4,339,500
7.13%, 08/15/31 (Call 08/15/26)(a)(b)	4,035	4,120,233
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	7,312	6,421,477
3.88%, 11/15/27 (Call 01/09/24)	7,335	6,987,584
3.88%, 02/15/31 (Call 08/15/25)(b)	10,345	9,330,931
4.00%, 07/15/30 (Call 07/15/25)(b)	7,355	6,725,525
4.88%, 01/15/28 (Call 01/15/25)(b)	16,052	15,666,539
5.25%, 01/15/30 (Call 01/15/25)	7,183	7,057,616
5.50%, 05/15/27 (Call 05/15/24)(b)	4,480	4,468,504
Upbound Group Inc., 6.38%, 02/15/29
(Call 02/15/24)(a)(b)	4,328	4,126,402
Security	Par (000)	Value

Commercial Services (continued)
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 01/29/24)(a)	$8,947	$8,982,654
VT Topco Inc., 8.50%, 08/15/30
(Call 08/15/26)(a)(b)	4,965	5,188,773
Wand NewCo 3 Inc., 7.63%, 01/30/32
(Call 01/30/27)(a)(b)	4,233	4,371,842
WASH Multifamily Acquisition Inc., 5.75%,
04/15/26 (Call 04/15/24)(a)(b)	8,161	7,845,333
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 08/15/24)(a)	4,905	4,642,950
6.13%, 06/15/25 (Call 06/15/24)(a)	4,072	4,061,820
7.38%, 10/01/31 (Call 10/01/26)(a)	4,830	5,059,198
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)(b)	4,786	2,248,750
ZipRecruiter Inc., 5.00%, 01/15/30
(Call 01/15/25)(a)(b)	5,446	4,850,875
		554,409,204
Computers — 1.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(a)(b)	4,002	3,516,757
ASGN Inc., 4.63%, 05/15/28
(Call 05/15/24)(a)(b)	4,843	4,580,364
Conduent Business Services LLC/Conduent
State & Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(a)(b)	5,142	4,707,707
Crane NXT Co., 4.20%, 03/15/48
(Call 09/15/47)	3,450	2,578,491
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)	7,373	6,589,485
KBR Inc., 4.75%, 09/30/28 (Call 09/30/24)(a)(b)	2,468	2,276,064
McAfee Corp., 7.38%, 02/15/30
(Call 02/15/25)(a)(b)	19,046	17,259,722
NCR Atleos Corp., 9.50%, 04/01/29
(Call 10/01/26)(a)	13,160	14,115,416
NCR Voyix Corp.
5.00%, 10/01/28 (Call 01/29/24)(a)	6,602	6,224,156
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	11,424	10,688,602
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	4,327	3,981,457
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	5,056	4,896,977
8.25%, 02/01/28 (Call 02/01/24)(a)	5,551	5,504,545
Science Applications International Corp., 4.88%,
04/01/28 (Call 04/01/24)(a)	3,860	3,643,145
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	4,873	4,491,163
4.13%, 01/15/31 (Call 10/15/30)	2,781	2,455,199
4.88%, 06/01/27 (Call 03/01/27)(b)	4,792	4,697,471
5.75%, 12/01/34 (Call 06/01/34)(b)	4,746	4,599,491
8.25%, 12/15/29 (Call 05/30/26)(a)(b)	4,985	5,367,255
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	4,975	5,404,661
9.63%, 12/01/32 (Call 12/01/27)	7,191	8,261,007
Tempo Acquisition LLC/Tempo Acquisition
Finance Corp., 5.75%, 06/01/25
(Call 06/01/24)(a)(b)	2,357	2,344,463
Unisys Corp., 6.88%, 11/01/27
(Call 11/01/24)(a)	4,742	4,297,437
Vericast Corp., 11.00%, 09/15/26
(Call 09/15/24)(a)	9,969	10,542,230
Virtusa Corp., 7.13%, 12/15/28
(Call 12/15/24)(a)(b)	3,440	3,016,601

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	$22,200	$21,594,721
		167,634,587
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	6,661	6,544,299
6.50%, 04/15/26 (Call 04/15/24)(a)	2,961	2,956,934
Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	5,065	4,827,958
6.63%, 07/15/30 (Call 07/16/26)(a)	7,379	7,516,028
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	5,272	4,751,706
5.50%, 06/01/28 (Call 06/01/24)(a)(b)	7,274	7,119,937
Oriflame Investment Holding PLC, 5.13%,
05/04/26 (Call 05/04/24)(a)(b)	2,675	735,625
		34,452,487
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply
Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	3,987	3,552,600
4.00%, 01/15/28 (Call 01/15/25)(a)(b)	7,626	7,146,659
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 05/01/24)(a)(b)	6,645	6,347,836
Dealer Tire LLC/DT Issuer LLC, 8.00%,
02/01/28 (Call 08/01/24)(a)(b)	5,143	5,094,964
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/24)(a)(b)	3,271	3,279,697
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/24)(a)(b)	12,386	11,246,395
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(a)(b)	2,933	2,541,497
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	5,443	5,552,241
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	7,775	8,193,450
Verde Purchaser LLC, 10.50%, 11/30/30
(Call 11/30/26)(a)	6,750	6,970,320
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 01/29/24)(a)(f)(g)	2,840	241,400
9.00%, 11/15/26 (Call 11/15/24)(a)(b)(f)(g)	4,347	456,435
Windsor Holdings III LLC, 8.50%, 06/15/30
(Call 06/15/26)(a)(b)	7,702	7,929,243
		68,552,737
Diversified Financial Services — 4.2%
AG Issuer LLC, 6.25%, 03/01/28
(Call 03/01/24)(a)(b)	4,818	4,749,749
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)(b)	4,775	4,957,108
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	11,293	11,323,593
6.70%, 02/14/33 (Call 11/16/32)(b)	4,805	4,823,467
Aretec Group Inc.
7.50%, 04/01/29 (Call 04/01/24)(a)(b)	3,828	3,563,185
10.00%, 08/15/30 (Call 08/15/26)(a)	6,655	7,187,548
Armor Holdco Inc., 8.50%, 11/15/29
(Call 11/15/24)(a)(b)	3,346	3,128,278
Bread Financial Holdings Inc., 9.75%, 03/15/29
(Call 03/15/26)(a)	8,455	8,444,769
Brightsphere Investment Group Inc., 4.80%,
07/27/26(b)	2,412	2,298,491
Security	Par (000)	Value

Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	$4,020	$3,880,084
6.88%, 04/15/30 (Call 04/15/25)(a)	3,425	3,318,348
9.25%, 07/01/31 (Call 07/01/26)(a)	5,515	5,749,387
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 (Call 04/15/24)(a)(b)	3,824	3,629,908
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(a)	3,835	3,115,938
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	9,578	7,850,116
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	6,901	5,175,695
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/24)(b)	4,637	4,636,045
9.25%, 12/15/28 (Call 12/15/25)(a)	5,920	6,216,041
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)	5,270	1,897,200
Enova International Inc.
8.50%, 09/15/25 (Call 01/29/24)(a)(b)	3,639	3,598,029
11.25%, 12/15/28 (Call 12/15/25)(a)	3,865	4,041,824
Finance of America Funding LLC, 7.88%,
11/15/25 (Call 11/15/24)(a)	3,364	2,649,150
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 (Call 02/01/26)(a)	3,740	3,787,124
GGAM Finance Ltd.
8.00%, 02/15/27 (Call 08/15/26)(a)(b)	6,275	6,464,693
8.00%, 06/15/28 (Call 12/15/27)(a)(b)	6,067	6,313,921
7.75%, 05/15/26 (Call 11/15/25)(a)(b)	4,115	4,186,401
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(a)(b)	3,242	3,091,710
9.25%, 12/01/28 (Call 12/01/25)(a)(b)	5,600	5,948,439
GPS Hospitality Holding Co. LLC/GPS
Finco Inc., 7.00%, 08/15/28
(Call 08/15/24)(a)(b)	3,827	3,024,508
Hightower Holding LLC, 6.75%, 04/15/29
(Call 04/13/24)(a)(b)	2,818	2,560,498
Jane Street Group/JSG Finance Inc., 4.50%,
11/15/29 (Call 11/15/24)(a)(b)	5,915	5,407,453
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28 (Call 08/15/24)(a)	10,185	9,195,054
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 08/15/24)(a)(b)	3,388	3,259,643
9.50%, 02/15/29 (Call 02/15/26)(a)	4,000	4,028,696
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	5,747	4,687,713
6.50%, 11/01/25 (Call 11/01/24)(a)	4,863	4,577,299
LFS Topco LLC, 5.88%, 10/15/26
(Call 10/15/24)(a)(b)	2,864	2,633,564
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	4,895	5,078,905
8.38%, 05/01/28 (Call 04/17/25)(a)(b)	5,015	5,268,007
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	4,095	3,490,988
6.50%, 05/01/28 (Call 05/01/24)(a)	9,689	8,848,867
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 02/01/24)(a)(b)	4,985	4,858,382
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	6,332	5,691,295
5.50%, 08/15/28 (Call 08/15/24)(a)(b)	8,463	8,036,811
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	5,555	5,120,169
6.00%, 01/15/27 (Call 01/15/25)(a)(b)	5,677	5,566,418
7.13%, 02/01/32 (Call 02/01/27)(a)	1,855	1,839,864

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	$4,659	$4,232,515
5.00%, 03/15/27 (Call 09/15/26)(b)	6,697	6,387,942
5.50%, 03/15/29 (Call 06/15/28)	7,328	6,615,772
5.63%, 08/01/33(b)	5,495	4,363,799
6.75%, 06/25/25	4,040	4,063,832
6.75%, 06/15/26(b)	4,919	4,940,978
9.38%, 07/25/30 (Call 10/25/29)	4,915	5,124,448
11.50%, 03/15/31 (Call 03/15/27)(b)	4,800	5,242,946
NFP Corp.
4.88%, 08/15/28 (Call 08/15/24)(a)	4,555	4,518,104
6.88%, 08/15/28 (Call 08/15/24)(a)	19,723	19,833,547
7.50%, 10/01/30 (Call 10/01/25)(a)(b)	3,335	3,502,912
8.50%, 10/01/31 (Call 10/01/26)(a)(b)	3,430	3,774,422
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)	7,272	6,653,366
3.88%, 09/15/28 (Call 09/15/24)(b)	5,867	5,148,850
4.00%, 09/15/30 (Call 09/15/25)(b)	8,155	6,906,302
5.38%, 11/15/29 (Call 05/15/29)(b)	7,268	6,724,765
6.63%, 01/15/28 (Call 07/15/27)(b)	7,345	7,319,280
6.88%, 03/15/25	9,962	9,999,357
7.13%, 03/15/26	15,541	15,752,878
7.88%, 03/15/30 (Call 12/15/26)	6,820	6,928,441
9.00%, 01/15/29 (Call 07/15/25)(b)	8,675	9,137,022
Osaic Holdings Inc., 10.75%, 08/01/27
(Call 08/01/24)(a)(b)	3,665	3,753,436
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	3,766	3,573,256
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	6,640	6,019,254
5.38%, 10/15/25 (Call 10/15/24)(a)(b)	6,718	6,625,349
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	4,652	4,308,603
7.88%, 12/15/29 (Call 12/15/26)(a)	7,530	7,755,539
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/24)(a)(b)	3,555	3,279,488
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	3,397	2,740,390
7.38%, 09/01/25 (Call 01/29/24)(a)(b)	2,608	2,624,483
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	3,925	3,738,717
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/24)(a)(b)	11,106	10,190,532
3.63%, 03/01/29 (Call 03/09/24)(a)(b)	7,371	6,551,766
3.88%, 03/01/31 (Call 03/01/26)(a)	11,891	10,390,475
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	8,118	6,890,640
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	4,936	4,621,676
4.20%, 10/29/25 (Call 09/29/25)(b)	5,308	5,159,507
StoneX Group Inc., 8.63%, 06/15/25
(Call 06/15/24)(a)(b)	2,754	2,782,972
Synchrony Financial, 7.25%, 02/02/33
(Call 11/02/32)	7,245	7,240,835
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(a)(b)	8,168	8,066,979
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	7,061	6,668,036
5.75%, 06/15/27 (Call 06/15/24)(a)	5,109	5,013,321
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/24)(a)(b)	2,690	2,486,386
		496,853,493
Security	Par (000)	Value

Electric — 2.9%
Algonquin Power & Utilities Corp., 4.75%,
01/18/82 (Call 01/18/27),
(5-year CMT + 3.249%)(b)(d)	$7,205	$6,233,643
Atlantica Sustainable Infrastructure PLC,
4.13%, 06/15/28 (Call 06/15/25)(a)(b)	3,695	3,420,692
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	8,467	7,355,336
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	11,831	11,250,892
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	6,857	6,339,524
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	8,140	7,384,733
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	13,217	12,611,875
5.25%, 06/01/26 (Call 06/01/24)(a)	4,145	4,076,901
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,827	7,651,524
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	3,258	2,767,176
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	9,109	8,672,703
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	3,559	3,465,922
4.35%, 04/15/29 (Call 01/15/29)(b)	4,578	4,239,662
Drax Finco PLC, 6.63%, 11/01/25
(Call 01/09/24)(a)	4,774	4,740,105
Edison International
7.88%, 06/15/54 (Call 03/15/29),
(5-year CMT + 3.658%)	4,525	4,599,423
8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(d)	4,941	5,075,035
Electricite de France SA, 9.13%,
(Call 03/15/33),
(5-year CMT + 5.411%)(a)(d)(e)	14,365	16,043,148
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26),
(3-mo. LIBOR US + 5.440%)(d)	11,566	11,333,508
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	2,295	2,202,787
2.65%, 03/01/30 (Call 12/01/29)(b)	6,163	5,354,907
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,800	2,605,371
Series B, 2.25%, 09/01/30 (Call 06/01/30)	4,659	3,890,789
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	14,630	14,048,686
Series C, 3.40%, 03/01/50 (Call 09/01/49)	8,080	5,595,220
Series C, 5.10%, 07/15/47 (Call 01/15/47)(b)	5,793	5,188,247
Series C, 7.38%, 11/15/31	4,205	4,965,685
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29 (Call 07/01/24)(a)(b)	4,129	3,729,722
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	4,944	4,674,475
4.25%, 09/15/24 (Call 07/15/24)(a)	6	6,128
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	5,612	5,269,874
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	7,355	7,575,679
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	5,155	4,547,460
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	9,696	8,316,672
3.88%, 02/15/32 (Call 02/15/27)(a)	4,481	3,842,726
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	7,425	7,119,535
5.75%, 01/15/28 (Call 01/15/25)(b)	8,060	7,974,110
6.63%, 01/15/27 (Call 07/15/24)	3,110	3,118,176
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28
(Call 08/15/24)(a)	6,421	5,984,154
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/24)(b)	10,001	9,664,098
5.25%, 07/01/30 (Call 06/15/25)(b)	10,336	9,869,734

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pike Corp.
5.50%, 09/01/28 (Call 09/01/24)(a)	$7,041	$6,721,761
8.63%, 01/31/31 (Call 01/31/27)(a)	3,875	4,099,417
Talen Energy Supply LLC, 8.63%, 06/01/30
(Call 06/01/26)(a)(b)	12,441	13,203,882
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 01/29/24)(a)(b)	3,239	3,196,560
TransAlta Corp.
6.50%, 03/15/40	2,798	2,764,173
7.75%, 11/15/29 (Call 11/15/25)	4,220	4,436,570
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)(b)	12,665	11,629,106
5.00%, 07/31/27 (Call 07/31/24)(a)(b)	12,418	12,030,473
5.50%, 09/01/26 (Call 01/09/24)(a)(b)	9,810	9,720,221
5.63%, 02/15/27 (Call 02/15/24)(a)(b)	12,152	11,970,436
7.75%, 10/15/31 (Call 10/15/26)(a)(b)	13,920	14,460,026
		347,038,662
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(a)(b)	8,014	7,254,353
4.75%, 06/15/28 (Call 07/01/24)(a)(b)	5,810	5,406,205
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	2,809	2,796,219
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)(b)	2,577	2,423,489
6.63%, 01/15/32 (Call 01/15/27)(a)	2,975	3,009,574
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(a)	11,670	11,731,968
7.25%, 06/15/28 (Call 06/15/24)(a)(b)	12,096	12,425,023
		45,046,831
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31
(Call 06/01/26)(a)(b)	3,900	3,438,357
Coherent Corp., 5.00%, 12/15/29
(Call 12/15/24)(a)(b)	9,829	9,203,089
Imola Merger Corp., 4.75%, 05/15/29
(Call 05/15/24)(a)	19,133	17,815,680
Likewize Corp., 9.75%, 10/15/25
(Call 10/15/24)(a)(b)	3,960	4,013,711
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	9,446	8,648,399
5.00%, 10/01/25(a)	6,085	6,057,465
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	4,850	4,793,126
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	7,544	6,548,773
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	4,486	4,133,600
TTM Technologies Inc., 4.00%, 03/01/29
(Call 03/01/24)(a)(b)	4,985	4,493,428
		69,145,628
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance
Corp., 6.50%, 01/15/26 (Call 01/29/24)(a)(b)	6,503	2,428,593
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 09/01/24)(a)(b)	3,854	3,198,820
11.75%, 10/01/28 (Call 04/01/28)(a)(b)	3,830	3,331,927
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	6,651	6,140,935
5.00%, 01/31/28 (Call 07/31/27)(a)	7,022	6,767,944
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	4,943	4,911,709
		26,779,928
Security	Par (000)	Value

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	$9,690	$9,524,776
Arcosa Inc., 4.38%, 04/15/29
(Call 04/15/24)(a)(b)	3,680	3,428,697
Artera Services LLC, 9.03%, 12/04/25
(Call 02/04/24)(a)	10,288	10,489,545
ATP Tower Holdings LLC/Andean Tower
Partners Colombia SAS/Andean Telecom
Partners, 4.05%, 04/27/26
(Call 04/27/24)(a)(b)	2,987	2,729,371
Brand Industrial Services Inc., 10.38%,
08/01/30 (Call 08/01/26)	12,882	13,606,612
Brundage-Bone Concrete Pumping
Holdings Inc., 6.00%, 02/01/26
(Call 02/01/24)(a)(b)	3,722	3,666,430
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(a)(b)	5,850	4,559,511
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)	4,747	4,426,910
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	5,865	5,649,315
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)(b)	3,849	3,477,007
7.50%, 04/15/32 (Call 04/15/27)(a)(b)	2,885	2,658,142
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29 (Call 06/01/24)(a)(b)	3,136	2,697,065
INNOVATE Corp., 8.50%, 02/01/26
(Call 02/01/24)(a)(b)	3,165	2,377,728
Railworks Holdings LP/Railworks Rally Inc.,
8.25%, 11/15/28 (Call 11/15/24)(a)(b)	3,175	3,165,899
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	3,950	3,573,454
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	4,943	4,319,243
Tutor Perini Corp., 6.88%, 05/01/25
(Call 01/16/24)(a)(b)	3,807	3,730,180
VM Consolidated Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	3,400	3,242,988
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28 (Call 09/15/24)(a)	4,151	3,868,798
		91,191,671
Entertainment — 3.4%
Affinity Interactive, 6.88%, 12/15/27
(Call 12/01/24)(a)(b)	5,328	4,821,554
Allen Media LLC/Allen Media Co-Issuer Inc.,
10.50%, 02/15/28 (Call 02/15/24)(a)(b)	4,578	2,315,644
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	8,831	5,651,823
10.00%, 06/15/26 (Call 06/15/24),
(12.00% PIK)(a)(b)(c)	12,455	9,702,837
Banijay Entertainment SASU, 8.13%, 05/01/29
(Call 11/01/25)(a)(b)	3,935	4,068,780
Boyne USA Inc., 4.75%, 05/15/29
(Call 05/15/24)(a)(b)	6,790	6,219,598
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	11,672	10,669,583
6.25%, 07/01/25 (Call 07/01/24)(a)	26,841	26,932,662
6.50%, 02/15/32 (Call 02/15/27)(a)	4,537	4,587,184
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	19,555	20,095,676
8.13%, 07/01/27 (Call 07/01/24)(a)(b)	16,358	16,787,332
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 07/01/24)(a)	8,238	8,253,850
CCM Merger Inc., 6.38%, 05/01/26
(Call 11/01/24)(a)(b)	2,620	2,587,461

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP, 5.25%, 07/15/29
(Call 07/15/24)(b)	$4,009	$3,832,305
Cedar Fair LP/Canada's Wonderland
Co./Magnum Management
Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	3,762	3,724,768
5.50%, 05/01/25 (Call 05/01/24)(a)	7,247	7,232,843
6.50%, 10/01/28 (Call 10/01/24)(b)	2,225	2,213,939
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)(b)	6,939	6,608,955
5.50%, 04/01/27 (Call 04/01/24)(a)(b)	6,114	6,040,034
5.75%, 04/01/30 (Call 04/01/25)(a)(b)	11,652	11,272,490
6.75%, 05/01/31 (Call 05/01/26)(a)(b)	6,010	6,078,364
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	7,750	7,149,375
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	4,296	4,256,649
8.75%, 05/01/25 (Call 05/01/24)(a)	28	28,247
Empire Resorts Inc., 7.75%, 11/01/26
(Call 11/01/24)(a)	2,850	2,626,306
Everi Holdings Inc., 5.00%, 07/15/29
(Call 07/15/24)(a)(b)	3,870	3,556,569
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/24)(a)	2,459	2,462,078
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)	7,639	7,398,442
5.25%, 01/15/29 (Call 01/15/25)(a)(b)	7,777	7,589,636
6.25%, 01/15/27 (Call 07/15/26)(a)	7,645	7,690,189
6.50%, 02/15/25 (Call 08/15/24)(a)	3,396	3,400,964
Jacobs Entertainment Inc., 6.75%, 02/15/29
(Call 02/15/25)(a)	4,971	4,716,584
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/15/24)(a)	7,767	7,757,835
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	4,962	5,095,428
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	5,501	5,724,077
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 (Call 03/23/24)(a)	5,879	4,470,241
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/29/24)(a)(b)	4,886	4,513,443
4.75%, 10/15/27 (Call 10/15/24)(a)(b)	9,422	8,975,115
5.63%, 03/15/26 (Call 03/15/24)(a)(b)	2,939	2,906,513
6.50%, 05/15/27 (Call 05/15/24)(a)	11,415	11,532,221
Merlin Entertainments Group U.S. Holdings Inc.,
7.38%, 02/15/31 (Call 02/15/27)(a)	860	861,168
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)	3,300	3,258,750
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp., 4.88%, 05/01/29
(Call 05/01/24)(a)(b)	7,250	6,688,498
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 01/16/24)(a)(b)	785	757,525
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	11,577	10,871,961
Motion Bondco DAC, 6.63%, 11/15/27
(Call 11/15/24)(a)(b)	4,170	3,985,273
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(a)	3,665	3,687,682
Ontario Gaming GTA LP, 8.00%, 08/01/30
(Call 08/01/25)(a)(b)	4,025	4,196,063
Penn Entertainment Inc.
4.13%, 07/01/29 (Call 07/01/24)(a)(b)	4,049	3,461,833
5.63%, 01/15/27 (Call 01/15/25)(a)(b)	4,340	4,189,402
Security	Par (000)	Value

Entertainment (continued)
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	$7,276	$5,456,418
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	7,019	5,098,742
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 11/01/24)(a)(b)	3,395	3,258,678
Resorts World Las Vegas LLC/RWLV
Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)	9,575	8,507,388
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	3,495	2,962,013
8.45%, 07/27/30 (Call 05/27/30)(a)(b)	3,900	4,060,758
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30
(Call 03/01/25)(a)(b)	7,801	7,332,940
SeaWorld Parks & Entertainment Inc., 5.25%,
08/15/29 (Call 08/15/24)(a)(b)	7,173	6,680,358
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	5,028	5,002,407
7.25%, 05/15/31 (Call 05/03/26)(a)(b)	7,886	8,043,720
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/24)(a)(b)	2,486	2,498,057
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27 (Call 11/01/24)(a)(b)	3,412	3,237,374
Vail Resorts Inc., 6.25%, 05/15/25
(Call 01/29/24)(a)	5,138	5,145,424
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	7,692	6,518,970
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	5,116	4,609,772
3.88%, 07/15/30 (Call 07/15/25)(a)	5,055	4,505,269
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	7,215	6,816,057
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	5,850	6,032,690
		409,272,784
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/24)(a)(b)	5,834	5,645,198
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	3,003	2,872,542
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	5,210	5,278,053
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	7,321	6,323,082
5.00%, 09/01/30 (Call 09/01/25)	3,808	3,237,238
Enviri Corp., 5.75%, 07/31/27
(Call 07/31/24)(a)(b)	4,708	4,425,625
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	7,367	6,668,636
3.75%, 08/01/25 (Call 08/01/24)(a)	6,910	6,720,696
4.00%, 08/01/28 (Call 08/01/24)(a)(b)	7,377	6,766,647
4.25%, 06/01/25 (Call 06/01/24)(a)(b)	3,882	3,813,870
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	5,272	4,835,077
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	7,338	6,888,526
5.13%, 12/15/26 (Call 12/15/24)(a)	5,293	5,167,719
6.75%, 01/15/31 (Call 01/15/27)(a)	9,700	9,920,950
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	7,008	6,439,639
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	9,983	8,870,793
Stericycle Inc., 3.88%, 01/15/29
(Call 01/16/24)(a)(b)	5,051	4,591,511

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Pro USA Inc., 5.50%, 02/15/26
(Call 02/15/24)(a)(b)	$4,902	$4,748,616
		103,214,418
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(a)	7,582	7,202,060
3.50%, 03/15/29 (Call 09/15/24)(a)	13,154	11,884,697
4.63%, 01/15/27 (Call 01/15/25)(a)	13,253	12,856,232
4.88%, 02/15/30 (Call 02/15/25)(a)	9,788	9,354,745
5.88%, 02/15/28 (Call 08/15/24)(a)(b)	6,971	6,962,469
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	7,755	7,839,183
7.50%, 03/15/26 (Call 03/15/24)(a)	4,582	4,668,728
Aragvi Finance International DAC, 8.45%,
04/29/26 (Call 04/29/24)(a)	1,100	785,400
B&G Foods Inc.
5.25%, 04/01/25 (Call 01/29/24)	2,750	2,702,541
5.25%, 09/15/27 (Call 03/01/24)(b)	5,344	4,820,041
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	5,605	5,842,596
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/24)(a)(b)	3,777	3,067,302
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/24)(a)	4,273	3,998,927
7.63%, 07/01/29 (Call 01/01/26)(a)(b)	3,810	3,857,482
Fiesta Purchaser Inc., 7.88%, 03/01/31
(Call 03/01/27)(a)	1,525	1,525,000
H-Food Holdings LLC/Hearthside Finance Co.
Inc., 8.50%, 06/01/26 (Call 01/09/24)(a)(b)	2,519	163,735
Ingles Markets Inc., 4.00%, 06/15/31
(Call 06/15/26)(a)(b)	3,580	3,164,040
KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution Inc., 9.00%,
02/15/29 (Call 02/15/26)(a)	7,425	7,491,997
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	9,131	8,332,263
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	7,024	6,303,468
4.88%, 05/15/28 (Call 11/15/27)(a)	5,280	5,138,473
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	10,254	9,396,095
5.50%, 10/15/27 (Call 10/15/24)(a)	10,568	10,306,961
6.88%, 05/01/25 (Call 05/01/24)(a)(b)	1,703	1,707,326
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	8,643	7,293,050
4.25%, 04/15/31 (Call 04/15/26)(b)	9,364	8,432,460
6.25%, 07/01/33 (Call 04/01/33)(b)	9,650	9,851,009
6.88%, 05/15/34 (Call 02/15/34)	5,100	5,435,498
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	10,111	9,082,164
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	13,551	12,462,158
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	12,055	11,652,500
5.63%, 01/15/28 (Call 12/01/24)(a)(b)	9,250	9,102,947
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	4,644	4,621,502
Safeway Inc., 7.25%, 02/01/31(b)	2,737	2,867,490
SEG Holding LLC/SEG Finance Corp., 5.63%,
10/15/28 (Call 01/29/24)(a)(b)	2,812	2,848,359
Sigma Holdco BV, 7.88%, 05/15/26
(Call 01/09/24)(a)(b)	4,667	4,400,708
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	8,248	7,091,401
Security	Par (000)	Value

Food (continued)
TreeHouse Foods Inc., 4.00%, 09/01/28
(Call 09/01/24)(b)	$5,396	$4,813,232
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	5,012	4,671,599
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	8,818	8,366,231
6.88%, 09/15/28 (Call 09/15/25)(a)	5,040	5,174,014
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	5,090	5,331,775
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/24)(a)(b)	4,977	4,180,680
		267,050,538
Food Service — 0.2%
Aramark Services Inc.
5.00%, 04/01/25 (Call 01/29/24)(a)(b)	3,995	3,967,608
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	11,880	11,479,993
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	4,242	3,870,825
10.50%, 05/15/29 (Call 05/15/24)(a)	6,488	5,871,640
		25,190,066
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28
(Call 02/04/24)(a)(b)	2,958	2,652,219
Domtar Corp., 6.75%, 10/01/28
(Call 10/01/24)(a)(b)	6,188	5,679,123
Glatfelter Corp., 4.75%, 11/15/29
(Call 11/01/24)(a)(b)	4,895	3,536,638
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	8,350	7,168,660
5.50%, 01/15/26 (Call 01/29/24)(b)	2,867	2,762,329
		21,798,969
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	5,709	5,607,584
5.75%, 05/20/27 (Call 02/20/27)	5,218	4,991,265
5.88%, 08/20/26 (Call 05/20/26)	6,833	6,622,364
9.38%, 06/01/28 (Call 06/01/25)(a)	5,017	5,158,028
		22,379,241
Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28 (Call 06/15/25)(a)(b)	3,700	3,894,250
14.50%, 10/15/28, (5.75% PIK)(a)(b)(c)	2,517	2,165,075
		6,059,325
Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	8,425	7,647,308
4.63%, 07/15/28 (Call 07/15/24)(a)	15,443	14,702,369
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28
(Call 10/01/25)(a)(b)	13,890	14,411,847
Embecta Corp., 5.00%, 02/15/30
(Call 02/15/27)(a)(b)	5,155	4,218,233
Garden Spinco Corp., 8.63%, 07/20/30
(Call 07/20/27)(a)(b)	3,460	3,702,200
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/24)(a)(b)	9,725	8,744,594
4.63%, 02/01/28 (Call 02/01/24)(a)(b)	4,375	4,221,848
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)(b)	42,964	38,899,756
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	23,754	22,148,446

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(a)	$5,077	$4,816,398
4.63%, 11/15/27 (Call 11/15/24)	5,020	4,870,053
		128,383,052
Health Care - Services — 4.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/24)(a)	4,501	4,292,829
5.50%, 07/01/28 (Call 07/01/24)(a)(b)	4,809	4,701,241
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(a)(b)	3,040	2,724,782
Akumin Inc.
7.00%, 11/01/25 (Call 01/29/24)(a)	3,012	2,454,780
7.50%, 08/01/28 (Call 08/01/24)(a)	2,497	1,913,326
Cano Health LLC, 6.25%, 10/01/28
(Call 10/01/24)(a)(b)	2,068	160,270
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	5,517	4,850,850
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	6,493	5,706,113
5.00%, 07/15/27 (Call 07/15/24)(a)(b)	5,469	5,261,796
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	5,102	4,640,122
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	5,120	4,550,298
4.25%, 05/01/28 (Call 05/01/24)(a)(b)	5,392	5,093,769
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	10,007	7,944,057
5.25%, 05/15/30 (Call 05/15/25)(a)	14,817	12,267,338
5.63%, 03/15/27 (Call 12/15/24)(a)(b)	18,345	16,946,814
6.00%, 01/15/29 (Call 01/15/25)(a)(b)	6,382	5,766,328
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	11,755	7,651,011
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	7,064	4,705,189
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	11,858	8,063,440
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	10,029	9,884,735
8.00%, 12/15/27 (Call 12/15/24)(a)(b)	6,411	6,313,425
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	9,525	9,963,988
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	14,205	11,710,440
4.63%, 06/01/30 (Call 06/01/25)(a)	26,238	23,214,690
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	8,213	7,845,045
4.63%, 04/01/31 (Call 03/30/26)(b)	4,211	3,868,762
4.75%, 02/01/30 (Call 02/01/25)(b)	7,911	7,419,456
5.75%, 09/15/25 (Call 09/15/24)(b)	2,837	2,818,932
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(a)(b)	6,225	6,326,592
Global Medical Response Inc., 6.50%, 10/01/25
(Call 01/29/24)(a)(b)(f)	4,355	3,733,302
HealthEquity Inc., 4.50%, 10/01/29
(Call 10/01/24)(a)(b)	6,048	5,646,714
Heartland Dental LLC/Heartland Dental
Finance Corp.
8.50%, 05/01/26 (Call 01/29/24)(a)(b)	2,647	2,610,604
10.50%, 04/30/28 (Call 05/15/25)(a)(b)	6,917	7,211,457
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)(b)	8,711	8,519,397
5.00%, 05/15/27 (Call 05/15/24)(a)(b)	11,082	10,830,825
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	5,449	5,558,361
Kedrion SpA, 6.50%, 09/01/29
(Call 09/01/25)(a)(b)	7,800	6,961,500
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(Call 01/29/24)(a)(b)	6,097	5,678,258
Security	Par (000)	Value

Health Care - Services (continued)
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/25)(a)	$4,670	$3,692,213
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(b)	7,785	7,960,707
11.00%, 10/15/30 (Call 10/15/26)(a)(b)	10,600	11,279,177
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)(b)	4,952	4,017,607
ModivCare Inc., 5.88%, 11/15/25
(Call 11/01/24)(a)	4,798	4,738,361
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	6,355	5,570,364
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	7,123	6,096,948
4.38%, 06/15/28 (Call 01/29/24)(a)	8,628	8,087,696
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(a)(b)	4,111	3,685,676
Prime Healthcare Services Inc., 7.25%,
11/01/25 (Call 01/29/24)(a)(b)	8,973	8,928,135
Quorum Health Corp., 11.63%, 04/15/23(h)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/24)(a)(b)	4,611	3,020,205
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%,
12/01/26 (Call 01/29/24)(a)(b)	12,232	12,210,740
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/24)(a)(b)	5,929	5,336,100
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/24)(a)(b)	12,223	12,219,735
Star Parent Inc., 9.00%, 10/01/30
(Call 10/01/26)(a)(b)	10,160	10,683,274
Surgery Center Holdings Inc., 10.00%, 04/15/27
(Call 04/15/24)(a)(b)	3,091	3,110,427
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 01/16/24)(a)(b)	5,699	4,872,645
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	13,626	12,649,460
4.38%, 01/15/30 (Call 12/01/24)	14,196	13,135,831
4.63%, 06/15/28 (Call 06/15/24)	5,961	5,652,949
4.88%, 01/01/26 (Call 03/01/24)	19,634	19,459,391
5.13%, 11/01/27 (Call 11/01/24)	14,783	14,354,540
6.13%, 10/01/28 (Call 10/01/24)(b)	24,258	24,168,731
6.13%, 06/15/30 (Call 06/15/25)(b)	19,362	19,354,784
6.25%, 02/01/27 (Call 02/01/24)	12,219	12,182,803
6.75%, 05/15/31 (Call 05/16/26)(a)(b)	13,035	13,332,687
6.88%, 11/15/31(b)	3,408	3,497,699
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	425	290,063
6.02%, 11/15/48(b)	3,300	2,586,375
Series B, 5.33%, 11/15/28	2,525	2,341,938
U.S. Acute Care Solutions LLC, 6.38%,
03/01/26 (Call 03/01/24)(a)	6,906	6,034,532
		520,362,629
Holding Companies - Diversified — 0.5%
Benteler International AG, Class A, 10.50%,
05/15/28 (Call 05/15/25)(a)	5,288	5,643,310
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)(b)	2,753	2,476,663
5.25%, 04/15/29 (Call 04/15/24)(a)(b)	9,756	9,289,954
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	7,195	6,012,933
5.25%, 05/15/27 (Call 11/15/26)	13,899	12,502,151

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
6.25%, 05/15/26 (Call 05/15/24)(b)	$12,319	$11,802,903
6.38%, 12/15/25 (Call 01/29/24)(b)	7,411	7,291,229
Stena International SA
6.13%, 02/01/25 (Call 02/01/24)(a)(b)	2,450	2,450,000
7.25%, 01/15/31 (Call 01/15/27)(a)	5,480	5,483,343
		62,952,486
Home Builders — 1.1%
Adams Homes Inc., 9.25%, 10/15/28
(Call 10/15/25)(a)(b)	2,555	2,617,605
Ashton Woods USA LLC/Ashton Woods
Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)(b)	3,408	3,067,404
4.63%, 04/01/30 (Call 04/01/25)(a)(b)	3,916	3,544,215
6.63%, 01/15/28 (Call 01/15/25)(a)(b)	2,359	2,324,207
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/24)(b)	3,217	3,133,390
7.25%, 10/15/29 (Call 10/15/24)(b)	3,528	3,543,841
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	4,676	4,146,682
5.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,246	2,957,755
6.25%, 09/15/27 (Call 09/15/24)(a)(b)	5,920	5,746,710
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	5,137	4,622,028
6.75%, 06/01/27 (Call 06/01/24)(b)	5,146	5,184,291
Dream Finders Homes Inc., 8.25%, 08/15/28
(Call 08/15/25)(a)(b)	3,150	3,312,183
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/24)(a)(b)	4,290	4,241,297
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/24)(a)(b)	4,127	3,920,113
5.00%, 03/01/28 (Call 03/01/24)(a)(b)	2,869	2,707,103
Installed Building Products Inc., 5.75%,
02/01/28 (Call 01/16/24)(a)(b)	2,751	2,695,980
KB Home
4.00%, 06/15/31 (Call 12/15/30)	3,779	3,332,179
4.80%, 11/15/29 (Call 05/15/29)(b)	2,902	2,746,221
6.88%, 06/15/27 (Call 12/15/26)(b)	2,930	3,021,233
7.25%, 07/15/30 (Call 07/15/25)(b)	3,262	3,352,421
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(a)(b)	3,034	2,595,950
8.75%, 12/15/28 (Call 12/15/25)(a)	4,210	4,444,508
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)(b)	2,641	2,343,888
4.95%, 02/01/28 (Call 02/01/24)	4,008	3,852,971
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	6,061	5,525,800
5.25%, 12/15/27 (Call 12/15/24)(a)	5,326	5,138,915
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	4,420	4,196,685
4.75%, 04/01/29 (Call 04/01/24)(b)	2,694	2,526,836
STL Holding Co. LLC, 8.75%, 02/15/29
(Call 02/15/26)(a)	775	775,000
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	5,047	4,806,974
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	4,125	4,095,049
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	4,420	4,381,634
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(a)(b)	5,270	4,664,203
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	2,469	2,427,545
Security	Par (000)	Value

Home Builders (continued)
5.70%, 06/15/28 (Call 12/15/27)	$3,151	$3,099,071
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 06/30/24)(a)(b)	2,735	2,689,593
		127,781,480
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	7,910	6,674,858
4.00%, 04/15/29 (Call 04/15/24)(a)	8,234	7,428,841
		14,103,699
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)(b)	6,069	5,502,664
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	5,264	4,720,037
4.13%, 04/30/31 (Call 04/30/26)(a)	4,114	3,634,836
5.13%, 02/01/28 (Call 01/01/25)(b)	2,295	2,221,299
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 12/31/24)(a)	4,630	4,475,404
7.00%, 12/31/27 (Call 12/31/24)(a)(b)	4,911	4,794,708
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	4,248	3,935,007
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,623	2,518,080
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	2,369	2,327,543
		34,129,578
Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/24)(a)(b)	6,036	5,915,703
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)(b)	3,744	3,672,965
5.20%, 04/01/26 (Call 01/01/26)	20,186	19,650,435
6.38%, 09/15/27 (Call 06/15/27)(b)	5,045	4,955,240
6.38%, 04/01/36 (Call 10/01/35)	4,050	3,604,867
6.50%, 04/01/46 (Call 10/01/45)	6,274	5,060,891
6.63%, 09/15/29 (Call 06/15/29)(b)	4,461	4,325,078
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	4,479	3,746,021
4.38%, 02/01/32 (Call 08/01/26)(b)	3,744	3,117,159
4.50%, 10/15/29 (Call 10/15/24)(b)	4,448	3,936,038
5.25%, 12/15/26 (Call 12/15/24)(b)	2,121	2,049,158
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(Call 10/01/24)(a)(b)	6,135	4,251,248
		64,284,803
Insurance — 1.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	6,627	5,942,380
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	4,770	4,375,694
8.25%, 02/01/29 (Call 02/01/26)(a)	7,825	7,845,055
10.13%, 08/01/26 (Call 08/01/24)(a)	4,616	4,806,193
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/24)(a)	7,287	6,778,622
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	4,404	4,170,720
6.75%, 10/15/27 (Call 10/15/24)(a)(b)	13,057	12,747,810
6.75%, 04/15/28 (Call 04/15/25)(a)	12,089	12,200,594
7.00%, 01/15/31 (Call 01/15/27)(a)	13,915	14,062,499
AmWINS Group Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)(b)	7,489	6,989,840
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(b)(d)	3,665	3,733,414

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/24)(a)(b)	$5,293	$4,998,796
7.00%, 08/15/25 (Call 01/29/24)(a)(b)	4,177	4,174,195
BroadStreet Partners Inc., 5.88%, 04/15/29
(Call 04/15/24)(a)(b)	6,995	6,632,910
Constellation Insurance Inc., 6.80%, 01/24/30
(Call 10/24/29)(a)(b)	3,965	3,939,889
Genworth Holdings Inc., 6.50%, 06/15/34(b)	2,469	2,262,967
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	7,326	6,522,201
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/24)(a)(b)	4,763	4,771,997
Hub International Ltd., 5.63%, 12/01/29
(Call 12/01/24)(a)(b)	5,334	5,033,214
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)	29,890	30,746,857
7.38%, 01/31/32 (Call 01/31/27)(a)(b)	16,955	17,363,544
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(a)(b)	6,940	7,200,250
10.50%, 12/15/30 (Call 12/15/25)(a)	2,900	3,056,078
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26),
(5-year CMT + 3.315%)(a)(b)(d)	4,370	3,829,927
4.30%, 02/01/61 (Call 02/03/26)(a)(b)	7,510	4,883,991
7.80%, 03/07/87(a)	4,172	4,232,356
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/24)	5,905	5,751,367
Ohio National Financial Services Inc., 6.63%,
05/01/31(a)(b)	2,265	2,187,233
Ryan Specialty Group LLC, 4.38%, 02/01/30
(Call 02/01/25)(a)(b)	3,933	3,644,111
USI Inc., 7.50%, 01/15/32 (Call 01/15/27)(a)(b)	6,100	6,183,875
		211,068,579
Internet — 1.7%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	3,350	2,928,202
ANGI Group LLC, 3.88%, 08/15/28
(Call 08/15/24)(a)(b)	4,984	4,285,807
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/24)(a)(b)	9,284	8,303,260
6.13%, 12/01/28 (Call 12/01/24)(a)(b)	4,872	4,208,482
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/24)(a)(b)	4,331	3,880,123
5.63%, 09/15/28 (Call 09/15/24)(a)(b)	4,055	3,426,475
Cars.com Inc., 6.38%, 11/01/28
(Call 11/01/24)(a)	4,024	3,928,712
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	4,902	4,677,225
7.00%, 06/15/27 (Call 06/15/24)(a)	4,621	4,635,729
EquipmentShare.com Inc., 9.00%, 05/15/28
(Call 05/15/25)(a)(b)	10,620	10,776,114
Gen Digital Inc.
5.00%, 04/15/25 (Call 01/09/24)(a)	8,022	7,978,922
6.75%, 09/30/27 (Call 09/30/24)(a)	9,287	9,427,921
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	6,094	6,321,849
Getty Images Inc., 9.75%, 03/01/27
(Call 03/01/24)(a)(b)	3,129	3,128,739
Go Daddy Operating Co. LLC/GD Finance
Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	7,969	7,215,132
5.25%, 12/01/27 (Call 06/01/24)(a)(b)	6,049	5,938,908
Security	Par (000)	Value

Internet (continued)
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 07/01/24)(a)(b)	$4,867	$4,246,458
ION Trading Technologies Sarl, 5.75%,
05/15/28 (Call 05/15/24)(a)(b)	4,325	3,962,781
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	5,170	4,420,350
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	4,874	4,385,430
4.63%, 06/01/28 (Call 06/01/24)(a)	4,902	4,614,351
5.00%, 12/15/27 (Call 12/15/24)(a)(b)	4,407	4,263,704
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	3,357	3,264,515
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/24)(a)	7,536	4,821,449
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 02/15/24)(a)(b)	4,826	3,649,663
11.75%, 10/15/28 (Call 10/15/25)(a)	4,910	5,308,937
Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc.
4.75%, 04/30/27 (Call 10/15/24)(a)(b)	3,340	3,213,539
6.00%, 02/15/28 (Call 02/15/24)(a)	2,882	2,745,105
10.75%, 06/01/28 (Call 06/01/24)(a)(b)	2,274	2,324,549
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(d)(e)	7,105	5,941,556
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(d)(e)	9,510	6,390,724
11.25%, 02/15/27(a)	1,680	1,717,293
Shutterfly Finance LLC, 8.50%, 10/01/27
(Call 06/09/25), (4.25% PIK)(a)(b)(c)	6,584	4,839,075
TripAdvisor Inc., 7.00%, 07/15/25
(Call 07/15/24)(a)(b)	4,147	4,156,911
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	14,562	13,783,517
6.25%, 01/15/28 (Call 01/09/24)(a)(b)	5,233	5,262,305
7.50%, 09/15/27 (Call 09/15/24)(a)(b)	10,692	10,924,145
Ziff Davis Inc., 4.63%, 10/15/30
(Call 10/15/25)(a)(b)	4,906	4,492,394
		199,790,351
Iron & Steel — 0.9%
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)(b)	2,894	2,673,882
5.13%, 10/01/31 (Call 10/01/26)(b)	3,461	3,158,422
5.88%, 12/01/27 (Call 12/01/24)	3,432	3,346,440
7.25%, 08/15/30 (Call 08/15/26)(b)	4,160	4,280,936
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26
(Call 07/15/24)(a)(b)	5,465	5,000,511
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/24)(a)(b)	6,834	6,928,446
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/24)(b)	3,897	3,892,363
7.63%, 03/15/30 (Call 03/15/25)(b)	2,915	3,014,985
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	3,640	3,412,500
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	3,200	2,880,442
5.88%, 06/01/27 (Call 06/01/24)(b)	5,391	5,349,577
6.75%, 03/15/26 (Call 03/15/24)(a)(b)	7,795	7,816,546
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	7,195	7,258,054
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	2,933	2,586,689
4.13%, 01/15/30 (Call 01/15/25)(b)	2,872	2,613,351
4.38%, 03/15/32 (Call 03/15/27)(b)	2,925	2,611,692

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(Call 11/15/26)(a)(b)	$2,700	$2,753,301
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	5,895	6,028,600
8.13%, 05/01/27 (Call 05/01/24)(a)(b)	6,833	6,901,330
8.50%, 05/01/30 (Call 05/01/25)(a)	5,926	6,096,725
9.25%, 10/01/28 (Call 10/01/25)(a)	10,510	11,101,188
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/06/24)(a)(b)	3,416	2,937,965
U.S. Steel Corp.
6.65%, 06/01/37(b)	2,537	2,652,390
6.88%, 03/01/29 (Call 03/01/24)(b)	4,546	4,606,525
		109,902,860
Leisure Time — 2.7%
Acushnet Co., 7.38%, 10/15/28
(Call 10/15/25)(a)	3,815	3,967,867
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)(b)	23,224	21,482,481
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	27,880	27,467,435
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	19,335	18,727,439
7.00%, 08/15/29 (Call 08/15/26)(a)(b)	4,850	5,043,626
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	13,295	13,504,782
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	5,701	5,982,515
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	9,504	10,435,297
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28 (Call 05/01/25)(a)	19,465	21,293,934
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/25)(a)	9,964	9,850,642
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	4,962	4,968,550
Lindblad Expeditions Holdings Inc., 9.00%,
05/15/28 (Call 05/15/25)(a)(b)	2,750	2,858,121
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)(b)	3,378	3,348,679
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(a)	5,180	4,381,610
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	14,100	13,748,487
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	9,775	9,630,290
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	5,748	5,803,725
8.13%, 01/15/29 (Call 01/15/26)(a)	7,690	8,072,055
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	6,012	6,311,993
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(a)(b)	5,099	4,876,573
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	4,966	4,577,022
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	6,467	6,222,741
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	9,731	9,575,417
5.50%, 08/31/26 (Call 02/28/26)(a)	9,784	9,684,832
5.50%, 04/01/28 (Call 09/29/27)(a)(b)	14,525	14,340,161
7.25%, 01/15/30 (Call 12/15/25)(a)(b)	6,737	7,021,369
7.50%, 10/15/27(b)	2,912	3,061,409
8.25%, 01/15/29 (Call 04/01/25)(a)	9,715	10,306,081
9.25%, 01/15/29 (Call 04/01/25)(a)	9,765	10,488,820
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	10,076	10,960,178
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/24)(a)	7,891	7,605,504
6.25%, 05/15/25 (Call 01/29/24)(a)(b)	1,579	1,569,715
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	5,022	5,014,166
9.13%, 07/15/31 (Call 07/15/26)(a)	7,188	7,691,160
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29 (Call 02/15/24)(a)(b)	3,490	3,398,387
Security	Par (000)	Value

Leisure Time (continued)
Vista Outdoor Inc., 4.50%, 03/15/29
(Call 03/15/24)(a)(b)	$4,235	$4,129,125
VOC Escrow Ltd., 5.00%, 02/15/28
(Call 02/15/24)(a)	6,425	6,135,231
		323,537,419
Lodging — 1.8%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/24)(b)	9,987	9,647,442
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	9,078	8,339,315
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(a)(b)	4,017	3,807,835
Genting New York LLC/GENNY Capital Inc.,
3.30%, 02/15/26 (Call 01/15/26)(a)	4,771	4,424,404
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	14,457	12,411,053
3.75%, 05/01/29 (Call 05/01/24)(a)	7,781	7,140,546
4.00%, 05/01/31 (Call 05/01/26)(a)	10,698	9,615,436
4.88%, 01/15/30 (Call 01/15/25)	9,666	9,316,272
5.38%, 05/01/25 (Call 05/01/24)(a)	3,854	3,839,506
5.75%, 05/01/28 (Call 05/01/24)(a)(b)	4,784	4,789,832
Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand Vacations
Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	5,220	4,629,100
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	8,691	8,030,712
6.63%, 01/15/32 (Call 01/15/27)(a)	5,876	5,888,380
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27
(Call 04/01/24)	5,727	5,620,155
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,210	4,065,134
3.50%, 08/18/26 (Call 06/18/26)(b)	9,970	9,527,691
3.90%, 08/08/29 (Call 05/08/29)	7,517	6,938,266
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	4,912	4,415,790
4.75%, 01/15/28 (Call 09/15/24)(b)	3,551	3,275,797
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	4,851	4,713,411
4.75%, 10/15/28 (Call 07/15/28)(b)	7,326	6,940,985
5.50%, 04/15/27 (Call 01/15/27)(b)	6,665	6,556,640
5.75%, 06/15/25 (Call 03/15/25)	5,846	5,848,029
6.75%, 05/01/25 (Call 05/01/24)	5,469	5,482,497
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)	7,128	6,700,507
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	4,605	4,132,987
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming Finance
Corp., 5.88%, 05/15/25 (Call 01/29/24)(a)(b)	2,052	2,027,048
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	6,105	5,570,171
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	3,156	2,841,473
6.00%, 04/01/27 (Call 01/01/27)	4,322	4,323,003
6.60%, 10/01/25 (Call 07/01/25)	3,188	3,228,408
6.63%, 07/31/26 (Call 04/30/26)(a)	6,784	6,851,433
Wyndham Hotels & Resorts Inc., 4.38%,
08/15/28 (Call 08/15/24)(a)	5,350	4,995,046

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$9,425	$9,210,467
5.50%, 03/01/25 (Call 12/01/24)(a)	7,221	7,211,886
		212,356,657
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28
(Call 12/15/24)(a)(b)	3,602	3,270,093
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	3,511	3,296,197
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	3,920	3,631,174
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	14,005	14,376,395
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	5,025	5,359,300
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/24)(a)(b)	4,873	3,226,555
GrafTech Global Enterprises Inc., 9.88%,
12/15/28 (Call 12/15/25)(a)(b)	4,260	3,183,540
Husky III Holding Ltd. , 13.00%, 02/15/25
(Call 02/15/24), (13.75% PIK)(a)(b)(c)	3,328	3,329,600
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/24)(a)(b)	2,343	2,340,963
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28 (Call 09/01/25)(a)(b)	4,930	5,151,850
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)(b)	4,308	3,897,498
OT Merger Corp., 7.88%, 10/15/29
(Call 10/15/24)(a)	2,977	1,798,834
SPX FLOW Inc., 8.75%, 04/01/30
(Call 04/01/25)(a)(b)	4,794	4,720,800
Terex Corp., 5.00%, 05/15/29
(Call 05/15/24)(a)(b)	5,704	5,390,290
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 01/29/24)(a)	6,764	6,781,586
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/24)(a)(b)	3,826	3,793,888
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/24)(a)	15,121	14,579,872
Vertiv Group Corp., 4.13%, 11/15/28
(Call 11/15/24)(a)(b)	9,030	8,379,340
		96,507,775
Machinery - Diversified — 0.0%
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC, 9.00%, 02/15/29(a)	1,040	1,040,000

Manufacturing — 0.5%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	4,026	3,633,372
5.63%, 07/01/27 (Call 07/01/24)(a)	3,350	3,304,306
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(a)	5,228	5,556,962
Enpro Inc., 5.75%, 10/15/26 (Call 10/15/24)	3,109	3,083,382
FXI Holdings Inc.
12.25%, 11/15/26 (Call 11/15/24)(a)	7,180	6,992,770
12.25%, 11/15/26 (Call 11/15/24)(a)(b)	4,585	4,456,596
Gates Global LLC/Gates Corp., 6.25%,
01/15/26 (Call 01/29/24)(a)(b)	5,035	5,035,503
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	3,421	2,959,553
5.00%, 09/15/26 (Call 07/15/26)	3,871	3,783,904
5.75%, 06/15/25 (Call 06/15/24)	2,701	2,687,281
Security	Par (000)	Value

Manufacturing (continued)
INEOS FINANCE PLC, 7.50%, 04/15/29
(Call 04/15/26)(a)	$3,355	$3,332,354
LSB Industries Inc., 6.25%, 10/15/28
(Call 10/15/24)(a)(b)	5,575	5,293,983
Trinity Industries Inc., 7.75%, 07/15/28
(Call 07/15/25)(a)(b)	3,765	3,910,819
		54,030,785
Media — 8.1%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/25)(a)(b)	11,556	10,384,601
5.75%, 08/15/29 (Call 08/15/24)(a)	19,791	17,247,389
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	9,704	7,464,608
4.75%, 08/01/25 (Call 01/29/24)(b)	6,984	6,729,269
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26 (Call 02/01/24)(a)(b)	2,628	1,695,060
Block Communications Inc., 4.88%, 03/01/28
(Call 03/01/24)(a)(b)	2,887	2,593,941
Cable One Inc., 4.00%, 11/15/30
(Call 11/15/25)(a)(b)	6,394	5,147,170
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	28,500	24,098,067
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	19,230	15,289,821
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	26,203	22,787,705
4.50%, 05/01/32 (Call 05/01/26)(b)	27,651	23,068,119
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	16,807	13,785,039
4.75%, 03/01/30 (Call 09/01/24)(a)	29,055	25,818,486
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	11,605	9,954,305
5.00%, 02/01/28 (Call 08/01/24)(a)(b)	23,535	22,119,008
5.13%, 05/01/27 (Call 05/01/24)(a)(b)	30,558	29,473,685
5.38%, 06/01/29 (Call 06/01/24)(a)	14,400	13,388,894
5.50%, 05/01/26 (Call 05/01/24)(a)(b)	7,322	7,254,764
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	14,522	14,139,520
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	10,465	10,576,191
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	9,550	6,539,638
4.13%, 12/01/30 (Call 12/01/25)(a)	10,543	7,617,317
4.50%, 11/15/31 (Call 11/15/26)(a)	14,400	10,332,737
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	22,110	11,301,100
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	4,955	2,494,111
5.38%, 02/01/28 (Call 02/01/24)(a)	9,660	8,298,761
5.50%, 04/15/27 (Call 04/15/24)(a)	12,561	11,285,864
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	21,440	11,347,978
6.50%, 02/01/29 (Call 02/01/24)(a)	16,702	14,197,759
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	9,998	6,655,445
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	9,470	9,595,723
11.75%, 01/31/29 (Call 01/31/26)(a)	18,065	18,349,167
Cumulus Media New Holdings Inc., 6.75%,
07/01/26 (Call 07/01/24)(a)(b)	3,349	2,149,619
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(a)(b)	6,035	6,156,036
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 08/15/24)(a)	36,937	35,115,662
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	26,408	20,796,432
5.75%, 12/01/28 (Call 12/01/27)(a)	23,871	16,058,618
7.38%, 07/01/28 (Call 07/01/24)(b)	9,394	4,133,360
7.75%, 07/01/26	19,138	11,276,588
5.13%, 06/01/29(b)	14,168	5,427,036

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	$33,431	$34,892,132
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/24)(a)(b)	2,844	2,566,710
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	5,674	5,201,526
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	7,836	6,131,930
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	12,284	9,614,471
5.88%, 07/15/26 (Call 07/15/24)(a)(b)	7,141	6,998,180
7.00%, 05/15/27 (Call 05/15/24)(a)(b)	7,127	6,966,643
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)(b)	4,829	3,609,678
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	7,231	5,610,220
6.38%, 05/01/26 (Call 05/01/24)(b)	7,988	6,860,522
8.38%, 05/01/27 (Call 05/01/24)(b)	8,585	5,317,975
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	8,100	7,128,486
6.75%, 10/15/27 (Call 10/15/24)(a)(b)	11,007	10,602,621
Liberty Interactive LLC
8.25%, 02/01/30	3,665	1,932,317
8.50%, 07/15/29	2,062	1,092,864
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	8,253	7,809,979
8.00%, 08/01/29 (Call 08/01/24)(a)	6,302	5,845,105
Midcontinent Communications/Midcontinent
Finance Corp., 5.38%, 08/15/27
(Call 08/15/24)(a)	2,907	2,816,302
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	10,127	9,309,245
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	4,880	4,585,801
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	9,704	8,888,459
5.63%, 07/15/27 (Call 07/15/24)(a)	16,491	16,060,664
Paramount Global
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(d)	6,301	5,456,036
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(b)(d)	9,591	8,565,386
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/24)(a)(b)	9,629	7,445,096
6.50%, 09/15/28 (Call 09/15/24)(a)	8,187	3,524,094
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/25)(a)(b)	5,081	4,369,660
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	3,677	2,793,417
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/24)(a)(b)	4,004	3,608,765
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	7,023	5,425,268
5.13%, 02/15/27 (Call 08/15/24)(a)(b)	2,494	2,345,323
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	4,717	3,634,543
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(a)(b)	9,419	8,791,600
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	14,843	12,374,594
4.00%, 07/15/28 (Call 07/15/24)(a)	19,194	17,430,229
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	14,313	12,523,875
5.00%, 08/01/27 (Call 08/01/24)(a)(b)	14,350	13,793,650
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	11,874	11,280,300
Spanish Broadcasting System Inc., 9.75%,
03/01/26 (Call 09/01/24)(a)(b)	2,947	1,541,045
Sunrise FinCo I BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	11,959	10,493,757
Security	Par (000)	Value

Media (continued)
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(Call 10/15/24)(a)	$4,315	$4,126,521
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	9,438	8,802,823
4.75%, 03/15/26 (Call 03/15/24)(a)	4,946	4,811,723
5.00%, 09/15/29 (Call 09/15/24)(b)	11,418	10,545,436
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/24)(a)(b)	4,859	4,756,086
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	10,054	8,934,200
6.63%, 06/01/27 (Call 06/01/24)(a)(b)	14,834	14,673,572
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	8,723	8,552,048
8.00%, 08/15/28 (Call 08/15/25)(a)	12,630	12,851,909
Urban One Inc., 7.38%, 02/01/28
(Call 02/01/24)(a)(b)	6,588	5,839,010
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,989	4,552,213
5.13%, 04/15/27 (Call 04/15/24)(a)	5,658	5,573,130
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	8,975	8,015,660
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	8,835	7,894,072
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	13,806	13,278,712
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 07/15/24)(a)(b)	5,080	4,782,074
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	14,743	12,888,195
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	4,858	4,098,522
6.00%, 01/15/27 (Call 01/15/25)(a)(b)	6,053	5,938,620
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	9,719	8,689,845
		966,987,432
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/24)(a)(b)	3,449	3,321,523
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	4,952	4,993,003
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 04/15/24)(b)	3,271	2,993,717
Roller Bearing Co of America Inc., 4.38%,
10/15/29 (Call 10/15/24)(a)(b)	4,853	4,460,598
		15,768,841
Mining — 1.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(Call 10/01/26)(a)(b)	6,810	7,103,274
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(a)(b)	2,502	2,415,705
Coeur Mining Inc., 5.13%, 02/15/29
(Call 02/15/24)(a)(b)	3,003	2,733,482
Compass Minerals International Inc., 6.75%,
12/01/27 (Call 12/01/24)(a)(b)	4,960	4,892,147
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	4,970	4,466,319
5.63%, 06/15/28 (Call 06/15/24)(a)(b)	3,065	2,998,402
5.88%, 02/15/26 (Call 01/29/24)(a)(b)	2,398	2,383,171
Eldorado Gold Corp., 6.25%, 09/01/29
(Call 09/01/24)(a)(b)	4,960	4,730,523
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	14,291	12,861,804
4.50%, 09/15/27 (Call 06/15/27)(a)	5,897	5,669,393

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	$6,853	$6,767,957
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	7,660	7,577,547
Hecla Mining Co., 7.25%, 02/15/28
(Call 02/15/24)(b)	4,565	4,572,167
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/24)(a)(b)	5,719	5,541,733
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	5,829	5,754,674
IAMGOLD Corp., 5.75%, 10/15/28
(Call 10/15/24)(a)(b)	4,326	3,806,880
JW Aluminum Continuous Cast Co., 10.25%,
06/01/26 (Call 06/01/24)(a)(b)	2,280	2,300,163
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	5,266	4,496,052
4.63%, 03/01/28 (Call 03/01/24)(a)(b)	4,878	4,495,049
New Gold Inc., 7.50%, 07/15/27
(Call 07/15/24)(a)(b)	3,995	3,975,109
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/24)(a)	7,145	6,690,035
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	7,357	6,380,996
4.75%, 01/30/30 (Call 01/30/25)(a)	15,472	14,350,213
Perenti Finance Pty. Ltd., 6.50%, 10/07/25
(Call 10/07/24)(a)(b)	4,163	4,090,147
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 02/15/24)(a)(b)	3,791	3,724,657
		134,777,599
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	3,580	3,230,950
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	3,383	2,879,779
Xerox Corp.
4.80%, 03/01/35	2,467	1,845,031
6.75%, 12/15/39(b)	3,301	2,776,675
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	7,310	7,140,382
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	7,377	6,720,842
		24,593,659
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28
(Call 12/01/24)(a)(b)	2,690	2,517,410
Steelcase Inc., 5.13%, 01/18/29
(Call 10/18/28)(b)	4,413	4,227,786
		6,745,196
Oil & Gas — 6.3%
Aethon United BR LP/Aethon United Finance
Corp., 8.25%, 02/15/26 (Call 02/15/24)(a)	6,969	6,908,509
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	5,924	5,648,879
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	4,362	4,491,346
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	3,944	3,715,013
7.00%, 11/01/26 (Call 11/01/24)(a)(b)	6,175	6,171,385
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	5,133	5,250,443
9.00%, 11/01/27 (Call 11/01/26)(a)(b)	1,669	2,115,458
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(a)(b)	8,139	8,450,667
8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,389	4,567,312
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/15/24)(a)(b)	3,770	3,686,609
Security	Par (000)	Value

Oil & Gas (continued)
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (Call 11/15/25)(a)	$9,950	$10,295,384
10.38%, 11/15/30 (Call 11/15/26)(a)	4,950	5,123,250
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/24)(a)(b)	4,820	4,875,498
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/24)(b)	3,291	3,291,819
7.50%, 06/15/30 (Call 06/15/25)(a)	6,024	6,345,959
8.00%, 08/01/28 (Call 08/01/24)(a)	6,477	6,698,975
Calumet Specialty Products
Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/25)(a)(b)	3,125	3,075,945
9.75%, 07/15/28 (Call 07/15/25)(a)(b)	3,260	3,268,150
11.00%, 04/15/25 (Call 04/15/24)(a)(b)	3,158	3,205,370
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)	5,038	5,011,572
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	5,024	4,989,592
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	9,461	9,570,512
Chord Energy Corp., 6.38%, 06/01/26
(Call 06/01/24)(a)(b)	4,090	4,089,746
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/24)(a)	6,533	6,521,552
7.00%, 06/15/25 (Call 06/15/24)(a)	8,535	8,533,788
8.38%, 01/15/29 (Call 10/15/25)(a)	11,093	11,525,258
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)	4,245	4,134,399
8.38%, 07/01/28 (Call 07/01/25)(a)	13,104	13,781,634
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	9,815	10,468,282
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	13,524	14,377,418
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/25)(a)(b)	5,273	5,095,014
7.25%, 03/14/27 (Call 03/14/24)(a)(b)	3,042	3,050,883
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	5,179	5,259,575
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	9,322	8,078,020
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	11,667	10,713,211
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(a)(b)	7,142	7,115,217
9.25%, 02/15/28 (Call 02/15/25)(a)(b)	9,890	10,267,234
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	3,492	3,448,594
5.63%, 10/15/25 (Call 01/29/24)(a)	7,867	7,828,373
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)	4,413	4,407,484
5.75%, 02/15/28 (Call 02/15/24)(a)	3,756	3,469,868
8.50%, 01/15/29 (Call 01/15/26)(a)	5,795	5,802,244
Diamond Foreign Asset Co./Diamond
Finance LLC, 8.50%, 10/01/30
(Call 10/01/26)(a)	5,695	5,853,742
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28 (Call 05/01/24)(a)(b)	6,924	6,872,070
Endeavor Energy Resources LP/EER
Finance Inc., 5.75%, 01/30/28
(Call 01/30/25)(a)	8,573	8,533,221
Energean PLC, 6.50%, 04/30/27
(Call 10/30/24)(a)(b)	4,299	3,867,956
EnQuest PLC, 11.63%, 11/01/27
(Call 11/01/24)(a)(b)	2,925	2,773,470
Global Marine Inc., 7.00%, 06/01/28	2,467	2,158,625
Gran Tierra Energy Inc., 9.50%, 10/15/29
(Call 10/15/26)(a)(b)	2,835	2,508,975

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Greenfire Resources Ltd., 12.00%, 10/01/28
(Call 10/01/25)(a)(b)	$2,975	$3,082,993
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 05/17/24)(a)	5,060	5,085,130
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/24)(a)	4,616	4,503,493
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	5,912	5,707,068
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	4,757	4,618,785
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	5,865	5,630,645
6.25%, 11/01/28 (Call 11/01/24)(a)(b)	6,153	6,130,433
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	4,772	4,581,120
8.38%, 11/01/33 (Call 11/01/28)(a)(b)	5,785	6,217,371
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/24)(a)(b)	6,014	5,987,441
Magnolia Oil & Gas Operating LLC/Magnolia Oil
& Gas Finance Corp., 6.00%, 08/01/26
(Call 08/01/24)(a)(b)	4,082	4,034,281
Matador Resources Co.
5.88%, 09/15/26 (Call 09/15/24)	7,314	7,248,257
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	5,220	5,345,384
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	6,111	5,962,883
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	2,639	2,671,491
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/29/24)(a)	5,750	5,728,617
10.50%, 05/15/27 (Call 05/15/24)(a)	3,895	4,008,122
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/24)	4,669	4,630,772
5.88%, 12/01/42 (Call 06/01/42)	3,276	2,903,317
6.38%, 07/15/28 (Call 07/15/24)(b)	3,899	3,904,771
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	6,725	6,608,235
9.13%, 01/31/30 (Call 05/31/26)(a)(b)	6,350	6,461,442
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/24)(a)(b)	5,709	5,566,675
7.50%, 01/15/28 (Call 01/15/25)(a)(b)	3,624	3,315,960
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 01/29/24)(a)	7,240	7,186,207
Noble Finance II LLC, 8.00%, 04/15/30
(Call 04/15/26)(a)(b)	5,783	6,005,322
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(a)(b)	7,096	7,206,455
8.75%, 06/15/31 (Call 06/15/26)(a)	5,075	5,304,170
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	7,727	7,105,806
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	7,750	7,140,230
5.88%, 07/15/27 (Call 07/15/24)(a)	4,820	4,782,216
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(b)	8,067	7,884,434
7.88%, 09/15/30 (Call 09/15/26)(a)(b)	4,964	5,141,810
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 01/29/24)(a)	2,634	2,599,557
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	6,775	6,626,489
6.88%, 04/01/27 (Call 04/01/24)(a)	3,587	3,565,358
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	9,900	10,220,788
7.75%, 02/15/26 (Call 02/15/24)(a)(b)	2,928	2,974,841
8.00%, 04/15/27 (Call 04/15/24)(a)	5,600	5,796,157
9.88%, 07/15/31 (Call 07/15/26)(a)	4,862	5,385,686
Petrofac Ltd., 9.75%, 11/15/26
(Call 11/15/24)(a)(b)	5,390	2,874,110
Security	Par (000)	Value

Oil & Gas (continued)
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	$3,790	$3,728,678
7.13%, 01/15/26 (Call 01/15/24)(a)(b)	2,304	2,286,881
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	4,955	4,608,150
4.88%, 05/15/25 (Call 02/15/25)	5,588	5,518,150
8.25%, 01/15/29 (Call 01/15/25)(b)	6,170	6,397,303
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(a)(b)	6,775	6,307,763
Seadrill Finance Ltd., 8.38%, 08/01/30
(Call 08/01/26)(a)(b)	5,810	6,045,247
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/01/28
(Call 11/01/25)(a)(b)	6,135	6,291,289
SM Energy Co.
5.63%, 06/01/25 (Call 01/29/24)(b)	2,788	2,760,989
6.50%, 07/15/28 (Call 07/15/24)(b)	3,925	3,925,000
6.63%, 01/15/27 (Call 01/15/25)(b)	4,061	4,041,990
6.75%, 09/15/26 (Call 09/15/24)	4,412	4,406,044
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	11,096	10,277,512
5.38%, 02/01/29 (Call 02/01/24)(b)	6,748	6,588,751
5.38%, 03/15/30 (Call 03/15/25)(b)	11,577	11,187,723
8.38%, 09/15/28 (Call 09/15/24)(b)	3,297	3,426,361
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/24)(a)	5,019	4,970,767
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	7,711	7,183,923
4.50%, 04/30/30 (Call 04/30/25)(b)	7,690	7,108,091
5.88%, 03/15/28 (Call 03/15/24)	4,322	4,295,051
6.00%, 04/15/27 (Call 04/15/24)(b)	5,128	5,128,954
7.00%, 09/15/28 (Call 09/15/25)(a)(b)	5,085	5,197,551
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	4,635	4,696,840
9.38%, 02/01/31 (Call 02/01/27)(a)	5,130	5,245,572
12.00%, 01/15/26 (Call 01/15/25)	4,856	5,006,536
Teine Energy Ltd., 6.88%, 04/15/29
(Call 04/15/24)(a)(b)	3,855	3,656,438
Transocean Aquila Ltd., 8.00%, 09/30/28
(Call 09/30/25)(a)(b)	3,365	3,444,414
Transocean Inc.
6.80%, 03/15/38(b)	5,513	4,464,041
7.25%, 11/01/25 (Call 01/09/24)(a)	3,655	3,618,450
7.50%, 01/15/26 (Call 01/09/24)(a)	5,780	5,722,319
7.50%, 04/15/31	3,821	3,372,032
8.00%, 02/01/27 (Call 02/01/24)(a)(b)	5,950	5,902,876
8.75%, 02/15/30 (Call 02/15/26)(a)(b)	11,454	11,870,165
11.50%, 01/30/27 (Call 07/30/24)(a)(b)	7,109	7,428,905
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/24)(a)(b)	4,153	4,153,041
Transocean Titan Financing Ltd., 8.38%,
02/01/28 (Call 02/01/25)(a)(b)	5,134	5,306,400
Valaris Ltd., 8.38%, 04/30/30
(Call 04/30/26)(a)(b)	10,810	11,083,061
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 01/29/24)(a)(b)	2,145	2,128,979
6.88%, 05/01/30 (Call 05/01/25)(a)(b)	3,892	3,745,927
Viper Energy Inc.
5.38%, 11/01/27 (Call 11/01/24)(a)	3,780	3,719,558
7.38%, 11/01/31 (Call 11/01/26)(a)(b)	4,025	4,159,292

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Vital Energy Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	$2,816	$2,783,255
9.75%, 10/15/30 (Call 10/15/26)	4,980	5,290,676
10.13%, 01/15/28 (Call 01/15/25)(b)	7,065	7,399,259
W&T Offshore Inc., 11.75%, 02/01/26
(Call 08/01/24)(a)(b)	2,520	2,605,654
		753,513,680
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)(b)	7,894	7,805,745
6.88%, 04/01/27 (Call 04/01/24)(a)(b)	4,632	4,643,580
Bristow Group Inc., 6.88%, 03/01/28
(Call 03/01/24)(a)	3,891	3,808,783
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,780	4,211,706
CSI Compressco LP/CSI Compressco
Finance Inc., 7.50%, 04/01/25
(Call 04/01/24)(a)(b)	2,494	2,494,000
Enerflex Ltd., 9.00%, 10/15/27
(Call 10/15/24)(a)(b)	6,207	6,239,525
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 (Call 03/01/26)(a)(b)	2,950	3,095,311
Kodiak Gas Services LLC, 7.25%, 02/15/29
(Call 02/15/26)(a)	1,755	1,775,991
Oceaneering International Inc., 6.00%, 02/01/28
(Call 11/01/27)(b)	3,092	3,020,606
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)(b)	7,408	7,364,490
6.88%, 09/01/27 (Call 09/01/24)	7,775	7,769,573
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	2,310	2,358,350
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	15,337	15,670,804
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/24)(a)	2,731	2,772,605
		73,031,069
Packaging & Containers — 2.8%
ARD Finance SA, 6.50%, 06/30/27
(Call 11/15/24), (7.25% PIK)(a)(b)(c)	8,380	4,049,132
Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	5,900	5,156,406
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	10,179	8,249,789
6.00%, 06/15/27 (Call 06/15/24)(a)	5,936	5,868,804
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/24)(a)	11,761	10,563,613
5.25%, 04/30/25 (Call 04/30/24)(a)	5,711	5,582,755
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	17,613	13,165,397
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	12,697	10,821,496
3.13%, 09/15/31 (Call 06/15/31)(b)	8,090	6,850,045
4.88%, 03/15/26 (Call 12/15/25)	7,246	7,155,337
5.25%, 07/01/25	8,719	8,696,726
6.00%, 06/15/29 (Call 05/15/26)	9,899	9,985,742
6.88%, 03/15/28 (Call 11/15/24)(b)	7,210	7,445,543
Berry Global Inc.
4.50%, 02/15/26 (Call 01/29/24)(a)(b)	2,972	2,887,349
5.63%, 07/15/27 (Call 07/15/24)(a)(b)	4,283	4,246,242
Security	Par (000)	Value

Packaging & Containers (continued)
Cascades Inc./Cascades USA Inc., 5.38%,
01/15/28 (Call 01/15/25)(a)(b)	$4,443	$4,345,227
Clearwater Paper Corp., 4.75%, 08/15/28
(Call 08/15/24)(a)(b)	2,722	2,545,283
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	4,965	4,940,344
8.75%, 04/15/30 (Call 04/15/25)(a)	10,564	10,035,281
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(b)	4,972	4,804,195
Crown Americas LLC/Crown Americas Capital
Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	3,686	3,552,641
Crown Americas LLC/Crown Americas Capital
Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	8,050	7,882,379
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	3,185	3,336,317
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/15/24)(a)(b)	4,942	4,410,908
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	4,381	4,044,488
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	3,355	3,019,084
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	3,940	3,520,251
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	2,811	2,728,395
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%,
09/15/28 (Call 09/15/24)(a)(b)	6,580	6,186,524
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	4,732	4,236,619
6.75%, 07/15/26 (Call 07/15/24)(a)(b)	7,006	6,815,332
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	4,440	3,629,700
9.50%, 11/01/28 (Call 11/01/25)(a)(b)	2,775	2,767,807
10.50%, 07/15/27 (Call 07/15/24)(a)(b)	6,698	6,404,241
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	26,548	26,825,492
9.25%, 04/15/27 (Call 10/15/24)(a)	13,039	12,585,963
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)(b)	3,968	3,672,384
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(a)(b)	2,319	2,314,747
6.63%, 05/13/27 (Call 05/15/24)(a)(b)	6,544	6,515,875
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	7,192	7,228,463
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc.
4.00%, 10/15/27 (Call 10/15/24)(a)(b)	9,665	9,012,612
4.38%, 10/15/28 (Call 10/15/24)(a)(b)	4,651	4,339,383
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	4,200	3,919,647
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	4,239	4,065,586
5.50%, 09/15/25 (Call 06/15/25)(a)	3,259	3,263,400
6.88%, 07/15/33(a)(b)	4,312	4,499,201
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%,
02/15/31 (Call 11/15/26)(a)(b)	4,275	4,469,260
Sealed Air Corp./Sealed Air Corp. US, 6.13%,
02/01/28 (Call 02/01/24)(a)(b)	7,450	7,476,408
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 10/01/24)(b)	5,971	5,591,364
Trident TPI Holdings Inc., 12.75%, 12/31/28
(Call 12/31/25)(a)(b)	5,985	6,383,541
TriMas Corp., 4.13%, 04/15/29
(Call 04/15/24)(a)(b)	3,809	3,391,232

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/24)(a)	$11,118	$10,853,959
8.50%, 08/15/27 (Call 08/15/24)(a)(b)	6,485	6,328,049
		332,665,958
Pharmaceuticals — 1.9%
180 Medical Inc., 3.88%, 10/15/29
(Call 10/07/24)(a)(b)	5,220	4,665,846
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	4,855	3,811,441
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	5,870	4,590,046
6.13%, 08/01/28 (Call 08/01/24)(a)(b)	3,512	3,074,686
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/24)(a)(b)	5,845	3,214,750
9.25%, 04/01/26 (Call 04/01/24)(a)(b)	6,839	6,377,949
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	15,626	8,835,337
5.00%, 01/30/28 (Call 01/30/25)(a)(b)	3,850	1,675,817
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	1,525	638,968
5.25%, 01/30/30 (Call 01/30/25)(a)	8,330	3,379,939
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	3,550	1,491,000
5.50%, 11/01/25 (Call 01/29/24)(a)(b)	16,259	14,941,940
5.75%, 08/15/27 (Call 08/15/24)(a)(b)	4,171	2,491,467
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	10,045	6,356,074
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	9,495	4,062,511
7.25%, 05/30/29 (Call 05/30/24)(a)	500	210,392
9.00%, 12/15/25 (Call 01/29/24)(a)(b)	8,999	8,493,375
11.00%, 09/30/28(a)(b)	17,676	12,024,983
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	5,207	2,910,890
BellRing Brands Inc., 7.00%, 03/15/30
(Call 03/15/27)(a)	8,232	8,428,086
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28 (Call 01/15/25)(a)	5,190	4,970,203
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(b)	7,501	7,613,515
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	6,930	5,960,216
Herbalife Nutrition Ltd./HLF Financing Inc.,
7.88%, 09/01/25 (Call 01/29/24)(a)	5,475	5,434,321
HLF Financing Sarl LLC/Herbalife
International Inc., 4.88%, 06/01/29
(Call 06/01/24)(a)(b)	5,998	4,685,937
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)	15,425	14,227,762
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(a)	5,242	4,783,640
Organon & Co./Organon Foreign Debt
Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	20,620	18,866,261
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	19,198	16,493,516
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	4,847	4,253,584
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	5,427	5,170,032
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (Call 11/15/24)(a)(b)	4,531	3,698,701
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	7,221	7,059,840
4.65%, 06/15/30 (Call 03/15/30)	7,493	6,863,551
4.90%, 12/15/44 (Call 06/15/44)(b)	2,800	2,217,893

Security	Par (000)	Value

Pharmaceuticals (continued)
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	$5,979	$5,184,851
5.13%, 01/15/28 (Call 01/15/25)(a)(b)	3,412	3,339,734
		222,499,054
Pipelines — 5.1%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	7,324	7,031,715
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	6,407	6,359,381
5.75%, 01/15/28 (Call 01/15/25)(a)(b)	6,428	6,309,945
6.63%, 02/01/32 (Call 02/01/27)(a)	5,175	5,143,329
7.88%, 05/15/26 (Call 05/15/24)(a)(b)	4,841	4,953,379
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.63%, 07/15/26 (Call 07/15/24)(a)(b)	3,008	2,992,825
7.63%, 12/15/25 (Call 12/15/24)(a)(b)	5,227	5,277,571
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	6,012	5,703,885
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	4,119	4,022,355
4.13%, 12/01/27 (Call 09/01/27)	4,103	3,868,270
4.50%, 03/01/28 (Call 12/01/27)(a)	4,955	4,652,869
5.60%, 10/15/44 (Call 04/15/44)(b)	2,738	2,110,168
5.85%, 11/15/43 (Call 05/15/43)	3,889	3,175,640
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(a)(b)	3,792	3,304,367
CQP Holdco LP/BIP-V Chinook Holdco LLC,
5.50%, 06/15/31 (Call 06/15/26)(a)	13,330	12,436,209
Delek Logistics Partners LP/Delek Logistics
Finance Corp., 7.13%, 06/01/28
(Call 06/01/24)(a)(b)	3,954	3,767,488
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	10,736	9,863,676
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	9,728	8,714,066
Energy Transfer LP, 8.00%, 05/15/54
(Call 02/15/29), (5-year CMT + 4.020%)	6,650	6,881,553
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	4,853	4,728,635
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	4,782	4,726,604
6.50%, 09/01/30 (Call 03/01/30)(a)	9,636	9,833,239
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,386	3,315,199
4.85%, 07/15/26 (Call 04/15/26)	5,107	4,986,883
5.05%, 04/01/45 (Call 10/01/44)(b)	4,340	3,527,349
5.45%, 06/01/47 (Call 12/01/46)	4,824	4,193,448
5.60%, 04/01/44 (Call 10/01/43)(b)	3,361	2,983,056
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	4,969	4,784,885
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	7,857	7,391,776
4.75%, 01/15/31 (Call 07/15/30)(a)	10,613	9,893,602
5.50%, 07/15/28 (Call 04/15/28)(b)	8,336	8,260,092
6.00%, 07/01/25 (Call 04/01/25)(a)	3,063	3,056,420
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	8,745	8,851,702
6.50%, 07/15/48 (Call 01/15/48)(b)	5,126	5,289,901
7.50%, 06/01/27 (Call 06/01/24)(a)	4,650	4,784,366
7.50%, 06/01/30 (Call 12/01/29)(a)	4,665	5,003,343
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27 (Call 06/01/25)(a)(b)	5,891	6,171,058
Genesis Energy LP/Genesis Energy
Finance Corp.
6.25%, 05/15/26 (Call 02/15/24)(b)	3,133	3,118,515
7.75%, 02/01/28 (Call 02/01/24)	6,761	6,779,052

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
8.00%, 01/15/27 (Call 01/15/25)	$9,621	$9,734,258
8.25%, 01/15/29 (Call 01/15/26)	5,945	6,111,549
8.88%, 04/15/30 (Call 04/15/26)(b)	4,860	5,084,639
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/25)	3,612	3,548,790
7.00%, 08/01/27 (Call 08/01/24)(b)	4,012	4,034,909
8.25%, 01/15/32 (Call 01/15/27)(a)	3,550	3,641,384
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/24)(a)(b)	7,876	7,955,587
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	7,348	6,759,071
5.13%, 06/15/28 (Call 06/15/24)(a)	5,638	5,469,281
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	3,865	3,778,037
5.63%, 02/15/26 (Call 02/15/24)(a)(b)	7,107	7,062,226
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/01/25)(a)(b)	4,073	4,055,692
8.88%, 07/15/28 (Call 07/15/25)(a)(b)	5,450	5,723,972
ITT Holdings LLC, 6.50%, 08/01/29
(Call 08/01/24)(a)(b)	11,770	10,295,337
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	9,847	9,672,266
6.63%, 12/15/28 (Call 12/15/25)(a)	8,000	8,109,560
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28
(Call 08/15/25)(a)(b)	3,980	4,093,493
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	14,438	13,987,932
6.75%, 09/15/25 (Call 09/15/24)(a)	12,378	12,230,098
NGL Energy Operating LLC/NGL Energy
Finance Corp.
7.50%, 02/01/26 (Call 02/01/24)(a)	17,624	17,937,798
8.13%, 02/15/29 (Call 02/15/26)(a)	7,575	7,613,091
8.38%, 02/15/32 (Call 02/15/27)(a)	11,545	11,630,070
NGL Energy Partners LP/NGL Energy
Finance Corp.
6.13%, 03/01/25 (Call 01/29/24)(b)	2,036	2,034,540
7.50%, 04/15/26 (Call 04/15/24)(b)	3,237	3,241,041
Northriver Midstream Finance LP, 5.63%,
02/15/26 (Call 10/15/24)(a)(b)	5,410	5,272,639
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	5,908	5,858,491
5.75%, 10/01/25 (Call 07/01/25)(b)	5,917	5,902,207
6.00%, 06/01/26 (Call 03/01/26)(b)	5,146	5,134,164
6.38%, 10/01/30 (Call 04/01/30)(b)	5,955	5,984,775
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	3,077	2,985,912
4.80%, 05/15/30 (Call 02/15/30)(a)	3,416	3,189,664
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	5,374	5,137,743
6.88%, 04/15/40(a)	4,773	4,729,835
7.50%, 07/15/38(a)	2,558	2,570,790
Summit Midstream Holdings LLC/Summit
Midstream Finance Corp., 9.00%, 10/15/26
(Call 10/15/24)(a)(b)(i)	8,031	8,031,803
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 01/15/25)(a)(b)	7,343	7,068,886
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	4,437	4,364,899
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	7,103	6,602,310
6.00%, 09/01/31 (Call 09/01/26)(a)	4,566	4,205,710
7.38%, 02/15/29 (Call 02/16/26)(a)	6,345	6,329,222
Security	Par (000)	Value

Pipelines (continued)
TransMontaigne Partners LP/TLP Finance
Corp., 6.13%, 02/15/26 (Call 02/15/24)(b)	$2,858	$2,629,716
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	12,070	10,222,332
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	9,615	9,622,634
3.88%, 08/15/29 (Call 02/15/29)(a)	12,039	10,760,015
4.13%, 08/15/31 (Call 02/15/31)(a)(b)	11,570	10,231,594
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(b)	21,657	21,888,484
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	21,575	21,787,221
9.50%, 02/01/29 (Call 11/01/28)(a)	28,840	30,629,205
9.88%, 02/01/32 (Call 02/01/27)(a)	18,975	19,954,623
		613,147,311
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30
(Call 04/15/25)(a)	9,959	9,000,085
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/18/24)(a)(b)	6,359	6,272,009
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	3,920	4,091,774
Diversified Healthcare Trust,0.00% 01/15/26(a)	1,925	1,617,000
Five Point Operating Co. LP/Five Point Capital
Corp., 10.50%, 01/15/28 (Call 11/15/24)(a)	5,086	5,187,939
Greystar Real Estate Partners LLC, 7.75%,
09/01/30 (Call 09/01/26)(a)(b)	3,965	4,167,493
HAT Holdings I LLC/HAT Holdings II LLC,
8.00%, 06/15/27 (Call 03/15/27)(a)(b)	6,590	6,824,697
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	6,274	5,658,191
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	6,216	5,380,594
5.38%, 08/01/28 (Call 08/01/24)(a)(b)	7,320	7,012,652
Hunt Companies Inc., 5.25%, 04/15/29
(Call 04/15/24)(a)(b)	6,210	5,771,195
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	5,600	4,688,320
4.75%, 02/01/30 (Call 09/01/24)(b)	5,767	4,683,438
5.00%, 03/01/31 (Call 03/01/26)(b)	5,749	4,584,828
Newmark Group Inc., 7.50%, 01/12/29
(Call 12/12/28)(a)(b)	4,056	4,141,136
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	3,001	2,109,938
5.75%, 01/15/29 (Call 01/15/25)(a)(b)	4,260	3,164,200
		84,355,489
Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance Inc.,
4.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,901	4,104,946
Blackstone Mortgage Trust Inc., 3.75%,
01/15/27 (Call 10/15/26)(a)(b)	3,665	3,231,258
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	4,350	3,933,372
4.55%, 10/01/29 (Call 07/01/29)(b)	3,355	2,915,770
7.80%, 03/15/28 (Call 02/15/28)(b)	3,450	3,520,739
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(a)	7,002	6,199,361
5.75%, 05/15/26 (Call 05/15/24)(a)(b)	9,360	9,035,971
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28 (Call 03/30/28)(a)(b)	4,135	3,768,267

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	$5,038	$3,804,118
4.75%, 02/15/28 (Call 08/15/27)(b)	5,403	4,233,973
9.75%, 06/15/25 (Call 06/15/24)	3,985	3,966,740
Global Net Lease Inc./Global Net Lease
Operating Partnership LP, 3.75%, 12/15/27
(Call 09/15/27)(a)	4,823	4,091,454
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	9,913	9,212,241
3.75%, 09/15/30(a)(b)	3,700	3,057,043
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	2,952	2,926,570
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,030	1,621,308
3.95%, 11/01/27 (Call 08/01/27)	3,150	2,835,036
4.65%, 04/01/29 (Call 01/01/29)	4,150	3,667,541
5.95%, 02/15/28 (Call 01/15/28)	950	899,736
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	10,736	9,626,362
4.88%, 09/15/27 (Call 09/15/24)(a)(b)	9,656	9,330,685
4.88%, 09/15/29 (Call 09/15/24)(a)	9,425	8,807,246
5.00%, 07/15/28 (Call 07/15/24)(a)(b)	4,856	4,645,659
5.25%, 03/15/28 (Call 12/27/24)(a)(b)	8,017	7,774,938
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	12,292	11,593,886
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	5,874	5,516,363
7.00%, 02/15/29 (Call 08/15/25)(a)	9,610	9,854,478
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32
(Call 07/15/27)(a)	7,142	6,441,098
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	6,077	5,624,723
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	5,940	5,316,998
5.25%, 10/01/25 (Call 01/16/24)(a)(b)	3,189	3,134,232
MPT Operating Partnership LP/MPT
Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	12,543	7,689,343
4.63%, 08/01/29 (Call 08/01/24)(b)	8,469	5,726,424
5.00%, 10/15/27 (Call 09/07/24)(b)	13,432	10,166,528
5.25%, 08/01/26 (Call 08/01/24)(b)	4,870	4,119,891
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%, 09/30/28
(Call 06/30/28)(a)(b)	4,907	4,152,220
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	3,370	1,868,259
2.65%, 06/15/26 (Call 05/15/26)	2,765	1,727,141
3.45%, 10/15/31 (Call 07/15/31)(b)	3,530	1,740,435
4.50%, 02/01/25 (Call 11/01/24)	5,290	4,581,939
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	7,315	6,702,369
5.88%, 10/01/28 (Call 10/01/24)(a)(b)	7,020	6,826,950
7.50%, 06/01/25 (Call 06/01/24)(a)	5,045	5,057,613
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	5,817	5,407,541
4.75%, 10/15/27 (Call 10/15/24)(b)	6,809	6,536,268
7.25%, 07/15/28 (Call 07/15/25)(a)	3,925	4,045,909
Rithm Capital Corp., 6.25%, 10/15/25
(Call 10/15/24)(a)	5,520	5,455,471
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)(b)	5,085	4,805,331
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	4,883	4,321,607
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	$15,146	$13,498,613
3.88%, 02/15/27 (Call 02/15/24)(b)	14,821	14,143,992
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	3,763	3,174,242
4.38%, 02/15/30 (Call 08/15/29)	3,815	2,954,739
4.50%, 03/15/25 (Call 09/15/24)	2,780	2,710,443
4.75%, 10/01/26 (Call 08/01/26)	4,466	4,143,341
4.95%, 02/15/27 (Call 08/15/26)(b)	3,957	3,620,585
4.95%, 10/01/29 (Call 07/01/29)(b)	3,981	3,308,534
5.25%, 02/15/26 (Call 08/15/25)(b)	3,516	3,402,890
5.50%, 12/15/27 (Call 09/15/27)	4,440	4,176,359
7.50%, 09/15/25 (Call 06/15/25)(b)	7,586	7,700,374
8.63%, 11/15/31 (Call 11/15/26)(a)(b)	9,600	10,178,839
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,933	3,635,873
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,780	4,425,181
4.75%, 03/15/25 (Call 09/15/24)(b)	4,504	4,413,920
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30
(Call 01/15/25)(a)(b)	6,620	4,385,750
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	5,513	4,698,467
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	10,638	7,503,969
10.50%, 02/15/28 (Call 09/15/25)(a)	24,896	25,342,908
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(b)	4,050	3,670,177
3.40%, 06/01/31 (Call 03/01/31)(b)	3,550	2,798,759
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	4,829	4,453,835
6.38%, 08/15/25 (Call 08/15/24)(a)	4,102	4,103,352
		398,068,493
Retail — 5.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	7,490	6,853,548
3.88%, 01/15/28 (Call 09/15/24)(a)(b)	15,092	14,202,872
4.00%, 10/15/30 (Call 10/15/25)(a)	27,815	24,860,760
4.38%, 01/15/28 (Call 11/15/24)(a)	7,487	7,121,105
5.75%, 04/15/25 (Call 04/15/24)(a)	3,753	3,745,388
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/25)(a)(b)	2,400	744,000
Academy Ltd., 6.00%, 11/15/27
(Call 11/15/24)(a)(b)	3,898	3,851,181
Arko Corp., 5.13%, 11/15/29
(Call 11/15/24)(a)(b)	4,425	3,899,797
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(b)	4,487	4,218,464
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	7,699	7,092,983
4.75%, 03/01/30 (Call 03/01/25)(b)	4,404	4,075,091
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	6,032	5,451,744
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/24)(a)(b)	2,157	970,650
7.13%, 07/15/29 (Call 07/15/24)(a)	3,727	1,080,830
Bath & Body Works Inc.
5.25%, 02/01/28(b)	4,671	4,571,823
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	9,303	9,425,334
6.69%, 01/15/27(b)	2,884	2,922,778
6.75%, 07/01/36(b)	5,719	5,634,739
6.88%, 11/01/35	7,813	7,790,752
6.95%, 03/01/33(b)	2,916	2,869,154

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
7.50%, 06/15/29 (Call 06/15/24)(b)	$4,889	$5,054,004
9.38%, 07/01/25(a)	2,578	2,684,523
BCPE Ulysses Intermediate Inc., 7.75%,
04/01/27 (Call 04/01/24), (8.50% PIK)(a)(b)(c)	3,949	3,750,643
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(a)(b)	3,555	3,217,479
4.50%, 11/15/26 (Call 11/15/24)(a)(b)	2,723	2,633,738
6.50%, 08/01/30 (Call 08/01/26)(a)	5,974	6,061,513
Bloomin' Brands Inc./OSI Restaurant
Partners LLC, 5.13%, 04/15/29
(Call 04/15/24)(a)(b)	3,032	2,819,760
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)(b)	2,890	2,733,450
Brinker International Inc., 8.25%, 07/15/30
(Call 06/27/26)(a)	3,675	3,847,321
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(a)(b)	3,165	3,240,976
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24),
(12.00% PIK)(a)(b)(c)	9,350	8,306,166
13.00%, 06/01/30 (Call 08/15/25),
(13.00% PIK)(a)(b)(c)	14,000	12,425,000
14.00%, 06/01/31 (Call 08/15/28),
(14.00% PIK)(a)(b)(c)	16,700	14,889,052
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/24)(a)	6,180	6,139,328
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 11/01/24)(a)	4,679	4,731,966
eG Global Finance PLC, 12.00%, 11/30/28
(Call 05/30/26)(a)	10,925	11,547,506
Evergreen Acqco 1 LP/TVI Inc., 9.75%,
04/26/28 (Call 02/15/25)(a)(b)	5,159	5,539,889
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)	6,455	6,359,546
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	7,925	7,766,349
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	9,580	8,766,275
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	11,712	10,529,638
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/24)(a)	5,407	5,054,203
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	5,445	5,189,684
Foot Locker Inc., 4.00%, 10/01/29
(Call 10/01/24)(a)(b)	3,988	3,368,743
Foundation Building Materials Inc., 6.00%,
03/01/29 (Call 03/01/24)(a)	3,799	3,338,371
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	7,357	6,300,936
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	7,429	6,128,155
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(a)	4,835	4,558,821
8.75%, 01/15/32 (Call 01/15/27)(a)	5,250	4,919,101
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/24)(a)(b)	7,306	6,735,461
Guitar Center Inc., 8.50%, 01/15/26
(Call 01/15/25)(a)(b)	5,209	4,616,476
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(a)(b)	3,302	3,058,676
IRB Holding Corp., 7.00%, 06/15/25
(Call 06/15/24)(a)(b)	5,725	5,689,619

Security	Par (000)	Value

Retail (continued)
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/24)(a)	$3,706	$3,465,369
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 06/01/27
(Call 06/01/24)(a)(b)	6,717	6,572,652
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	2,790	2,709,788
4.63%, 05/01/31 (Call 02/01/31)(b)	4,975	3,980,000
5.55%, 07/17/45 (Call 01/17/45)(b)	4,010	2,700,134
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/25)(a)(b)	6,992	6,345,240
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)	9,788	8,820,931
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	6,394	6,562,418
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,555	6,780,612
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	5,579	5,002,439
4.63%, 12/15/27 (Call 12/15/24)(a)(b)	3,946	3,780,381
LSF9 Atlantis Holdings LLC/Victra Finance
Corp., 7.75%, 02/15/26 (Call 02/15/24)(a)(b)	8,018	7,729,571
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	2,289	1,714,863
4.50%, 12/15/34 (Call 06/15/34)(b)	3,495	2,931,169
5.13%, 01/15/42 (Call 07/15/41)	2,452	1,943,055
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	4,874	4,727,780
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	4,115	3,902,049
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	4,311	4,067,860
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	2,280	2,297,394
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/24)(a)(b)	8,275	6,499,773
7.88%, 05/01/29 (Call 04/01/24)(a)	10,991	7,029,773
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	5,144	4,437,009
4.75%, 09/15/29 (Call 09/15/24)(b)	4,869	4,611,917
5.63%, 05/01/27 (Call 05/01/24)(b)	2,857	2,853,629
NMG Holding Co. Inc./Neiman Marcus
Group LLC, 7.13%, 04/01/26
(Call 04/01/24)(a)(b)	11,422	11,136,618
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	3,171	2,970,022
4.25%, 08/01/31 (Call 05/01/31)(b)	4,315	3,583,159
4.38%, 04/01/30 (Call 01/01/30)(b)	4,985	4,325,385
5.00%, 01/15/44 (Call 07/15/43)(b)	9,029	6,534,545
6.95%, 03/15/28(b)	2,977	3,014,212
Papa John's International Inc., 3.88%, 09/15/29
(Call 09/15/24)(a)(b)	4,132	3,668,100
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)(b)	3,390	2,766,400
6.75%, 08/01/29 (Call 08/01/24)(a)(b)	2,800	2,373,896
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	3,197	2,945,460
7.50%, 10/15/27 (Call 10/15/24)(a)	2,597	2,609,985
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/24)(b)	4,073	3,962,908
3.75%, 06/15/29 (Call 06/15/24)	5,105	4,549,704
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	11,912	11,127,756
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	11,045	10,677,006
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	4,908	3,637,917
4.45%, 02/15/25 (Call 11/15/24)(b)	5,591	5,411,776

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.75%, 02/15/27 (Call 11/15/26)(b)	$5,633	$4,707,132
5.45%, 08/15/34 (Call 02/15/34)(b)	3,853	2,552,959
5.95%, 03/15/43	2,861	1,695,143
Raising Cane's Restaurants LLC, 9.38%,
05/01/29 (Call 11/06/25)(a)(b)	5,270	5,646,845
Sally Holdings LLC/Sally Capital Inc., 5.63%,
12/01/25 (Call 12/01/24)	5,955	5,904,109
Sizzling Platter LLC/Sizzling Platter Finance
Corp., 8.50%, 11/28/25 (Call 11/28/24)(a)(b)	3,067	3,059,332
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	6,518	5,904,081
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	5,040	4,374,315
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26
(Call 09/30/24)(a)(b)	7,184	7,062,016
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	6,575	6,133,226
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	8,240	7,704,400
6.13%, 07/01/29 (Call 07/01/24)(a)	4,368	4,133,526
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	19,368	18,129,354
10.75%, 04/15/27 (Call 04/15/24)(a)	9,057	7,019,175
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)(b)	6,231	5,600,485
5.88%, 03/01/27 (Call 03/01/24)(b)	3,185	3,159,170
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29 (Call 03/15/24)(a)	5,930	5,374,418
Victoria's Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(a)(b)	5,860	4,954,506
Walgreen Co., 4.40%, 09/15/42	2,500	2,057,300
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	4,659	4,106,290
3.45%, 06/01/26 (Call 03/01/26)(b)	2,250	2,152,014
4.10%, 04/15/50 (Call 10/15/49)(b)	6,365	4,640,552
4.50%, 11/18/34 (Call 05/18/34)(b)	3,025	2,753,408
4.65%, 06/01/46 (Call 12/01/45)(b)	200	165,470
4.80%, 11/18/44 (Call 05/18/44)(b)	8,500	7,171,395
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/24)(a)(b)	6,245	6,112,731
White Cap Parent LLC, 8.25%, 03/15/26
(Call 03/15/24), (9.00% PIK)(a)(b)(c)	3,200	3,196,224
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	10,332	9,118,356
4.63%, 01/31/32 (Call 10/01/26)	10,722	9,945,853
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	7,920	7,604,546
5.35%, 11/01/43 (Call 05/01/43)(b)	2,643	2,533,976
5.38%, 04/01/32 (Call 04/01/27)(b)	9,770	9,501,754
6.88%, 11/15/37	3,152	3,424,153
		687,744,230
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/24)(a)(b)	4,758	4,794,113
ams-OSRAM AG, 12.25%, 03/30/29
(Call 03/30/26)(a)(b)	3,950	4,269,832
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	3,766	3,396,970
4.38%, 04/15/28 (Call 04/15/24)(a)(b)	4,465	4,210,859
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	15,248	14,575,779
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	8,225	8,124,463
Security	Par (000)	Value

Semiconductors (continued)
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/24)(a)(b)	$6,925	$6,328,134
Synaptics Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)(b)	3,989	3,537,195
		49,237,345
Software — 2.5%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 08/15/24)(a)	4,041	3,994,479
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	5,405	5,787,782
AthenaHealth Group Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	22,171	19,804,536
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/24)(a)(b)	5,409	5,418,586
9.13%, 03/01/26 (Call 01/09/24)(a)	3,579	3,579,000
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/24)(a)	7,260	6,999,897
Capstone Borrower Inc., 8.00%, 06/15/30
(Call 06/15/26)(a)(b)	3,967	4,116,605
Castle U.S. Holding Crop., 9.50%, 02/15/28
(Call 02/15/24)(a)	2,019	994,358
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29 (Call 06/15/25)(a)	7,340	7,478,572
Central Parent LLC/CDK Global II LLC/CDK
Financing Co. Inc., 8.00%, 06/15/29
(Call 06/15/25)(a)	7,385	7,579,373
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	9,214	8,490,804
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	9,050	8,448,548
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	38,125	35,598,584
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	36,398	34,449,127
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/24)(a)(b)	2,785	2,638,244
6.50%, 10/15/28 (Call 10/15/26)(a)(b)	4,429	3,977,890
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(a)(b)	4,926	4,579,402
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	5,967	5,413,805
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/24)(a)(b)	8,894	8,282,588
5.25%, 05/15/26 (Call 02/15/26)(a)	4,425	4,369,688
Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28
(Call 05/01/24)(a)	3,370	3,067,489
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(a)(b)	4,993	4,763,572
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)(b)	9,038	8,394,944
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	8,267	7,455,821
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	8,669	7,846,320
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	6,581	5,844,403
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	3,484	3,420,064
4.00%, 02/15/28 (Call 02/15/24)(a)(b)	5,031	4,748,006
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	3,855	1,509,633
5.38%, 12/01/28 (Call 12/01/24)(a)	871	271,030
RingCentral Inc., 8.50%, 08/15/30
(Call 08/15/26)(a)(b)	4,000	4,125,000
ROBLOX Corp., 3.88%, 05/01/30
(Call 11/01/24)(a)(b)	9,774	8,586,557

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Rocket Software Inc., 6.50%, 02/15/29
(Call 02/15/24)(a)(b)	$5,568	$4,775,284
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/24)(a)(b)	19,166	18,814,078
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	5,389	4,868,977
3.88%, 03/15/31 (Call 03/15/26)	5,204	4,587,474
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25 (Call 01/29/24)(a)	16,750	14,313,588
West Technology Group LLC, 8.50%, 04/10/27
(Call 03/04/24)(a)(b)	3,908	3,360,880
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	7,170	6,370,624
		299,125,612
Telecommunications — 4.7%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	10,525	4,698,585
10.50%, 05/15/27 (Call 05/15/24)(a)	14,797	8,502,945
Altice France SA, 5.50%, 10/15/29
(Call 10/15/24)(a)	19,174	14,126,717
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/24)(a)	4,470	3,308,128
5.13%, 07/15/29 (Call 04/15/24)(a)	23,879	17,457,813
5.50%, 01/15/28 (Call 09/15/24)(a)(b)	10,610	8,283,888
8.13%, 02/01/27 (Call 08/01/24)(a)(b)	16,978	15,175,089
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(a)(b)(d)	4,935	4,611,452
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)(d)	4,785	4,208,897
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/24)(a)(b)	11,578	10,970,155
Ciena Corp., 4.00%, 01/31/30
(Call 01/31/25)(a)(b)	4,108	3,784,783
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	11,980	7,920,218
6.00%, 03/01/26 (Call 03/01/24)(a)	14,754	12,779,620
7.13%, 07/01/28 (Call 07/01/24)(a)	6,158	2,647,940
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	8,015	3,767,050
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	7,186	2,648,939
6.00%, 06/15/25 (Call 01/09/24)(a)(b)	12,095	9,615,525
Connect Finco Sarl/Connect U.S. Finco LLC,
6.75%, 10/01/26 (Call 10/01/24)(a)	20,941	20,466,322
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(a)	3,901	3,193,924
6.50%, 10/01/28 (Call 10/01/24)(a)(b)	7,157	6,155,020
Embarq Corp., 8.00%, 06/01/36(b)	11,371	6,743,799
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	14,891	13,742,547
5.88%, 10/15/27 (Call 10/15/24)(a)	11,022	10,601,296
5.88%, 11/01/29 (Call 11/01/24)(b)	7,287	6,174,895
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	9,246	7,840,330
6.75%, 05/01/29 (Call 05/01/24)(a)	9,707	8,602,582
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	7,283	7,390,235
8.75%, 05/15/30 (Call 05/15/25)(a)	11,597	11,879,875
Frontier Florida LLC, Series E, 6.86%,
02/01/28(b)	2,862	2,755,255
GoTo Group Inc., 5.50%, 09/01/27
(Call 09/01/24)(a)	9,290	3,823,220
Security	Par (000)	Value

Telecommunications (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26	$7,208	$6,102,149
6.63%, 08/01/26	7,236	4,947,615
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/24)(a)	12,312	12,068,930
7.00%, 10/15/28 (Call 10/15/24)(a)	8,620	8,551,326
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)(b)	28,697	27,107,063
Level 3 Financing Inc.
3.40%, 03/01/27	5,755	5,654,287
3.63%, 01/15/29	6,295	3,304,875
3.75%, 07/15/29	6,709	3,522,225
3.88%, 11/15/29	5,530	5,460,875
4.25%, 07/01/28	8,924	4,997,440
4.63%, 09/15/27	7,504	4,614,960
10.50%, 05/15/30	6,910	6,875,450
11.00%, 11/15/29	11,965	12,084,292
Lumen Technologies Inc.
4.00%, 02/15/27	11,623	6,058,601
4.50%, 01/15/29 (Call 01/15/25)(a)	3,083	724,505
5.13%, 12/15/26	800	506,000
Series P, 7.60%, 09/15/39	2,663	685,722
Series U, 7.65%, 03/15/42	2,165	629,928
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	7,567	6,375,197
5.13%, 01/15/28 (Call 09/15/24)(a)(b)	4,236	3,968,056
6.25%, 03/25/29 (Call 04/25/24)(a)(b)	6,549	6,250,882
Qwest Corp., 7.25%, 09/15/25	1,737	1,701,774
Rogers Communications Inc., 5.25%, 03/15/82
(Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)(d)	8,025	7,642,371
Sable International Finance Ltd., 5.75%,
09/07/27 (Call 09/07/24)(a)(b)	4,721	4,567,567
Telecom Italia Capital SA
6.00%, 09/30/34	9,664	9,058,740
6.38%, 11/15/33	9,712	9,413,294
7.20%, 07/18/36(b)	9,597	9,635,676
7.72%, 06/04/38	9,550	9,856,383
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/24)(a)	4,268	2,518,120
5.63%, 12/06/26 (Call 12/06/24)(a)(b)	5,050	3,055,250
6.50%, 10/15/27 (Call 10/15/24)(a)	3,076	1,384,200
U.S. Cellular Corp., 6.70%, 12/15/33(b)	5,302	5,461,060
Viasat Inc., 7.50%, 05/30/31
(Call 05/30/26)(a)(b)	7,135	5,288,819
ViaSat Inc.
5.63%, 09/15/25 (Call 01/09/24)(a)	6,311	6,098,004
5.63%, 04/15/27 (Call 04/15/24)(a)(b)	5,957	5,592,551
6.50%, 07/15/28 (Call 06/17/24)(a)	3,798	2,931,334
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(a)(b)	4,072	3,547,974
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)(b)	13,105	11,462,245
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	13,492	12,091,671
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(b)(d)	4,910	4,569,998
4.13%, 06/04/81 (Call 04/04/31),
(5-year CMT + 2.767%)(d)	9,395	8,149,686
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(b)(d)	9,361	7,065,725

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(b)(d)	$19,535	$20,187,723
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28
(Call 08/15/24)(a)(b)	13,711	12,021,311
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 01/29/24)(a)(b)	14,382	10,936,543
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	10,342	6,886,634
		555,492,075
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle
U.S. Finance LLC, 7.50%, 05/01/25
(Call 05/01/24)(a)(b)	4,938	3,279,834

Transportation — 0.4%
Cargo Aircraft Management Inc., 4.75%,
02/01/28 (Call 02/01/24)(a)(b)	5,714	5,214,025
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(a)(b)	2,944	2,502,400
Danaos Corp., 8.50%, 03/01/28
(Call 03/01/24)(a)(b)	2,520	2,570,703
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29 (Call 07/31/24)(a)(b)	6,232	5,485,656
GN Bondco LLC, 9.50%, 10/15/31
(Call 10/15/26)(a)(b)	6,970	6,874,162
Rand Parent LLC, 8.50%, 02/15/30
(Call 02/15/26)(a)(b)	8,294	8,211,602
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	3,180	3,275,416
Watco Cos. LLC/Watco Finance Corp., 6.50%,
06/15/27 (Call 06/15/24)(a)(b)	5,735	5,699,558
XPO CNW Inc., 6.70%, 05/01/34(b)	2,811	2,881,310
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	4,365	4,470,109
7.13%, 02/01/32 (Call 02/01/27)(a)	5,750	5,861,452
		53,046,393
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(d)	4,968	4,936,911
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(Call 12/01/26)(a)(b)	4,995	5,268,661
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	9,818	9,513,460
6.50%, 10/01/25 (Call 01/29/24)(a)	5,980	5,972,034
9.75%, 08/01/27 (Call 08/01/24)(a)	4,213	4,369,858
		30,060,924
Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26 (Call 04/01/24)(a)	4,475	4,482,250

Total Corporate Bonds & Notes — 98.7%
(Cost: $12,234,867,796)		11,751,236,164
Security	Par (000)	Value

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00%
Cash and 12.00% PIK), 18.00%, 08/02/27(c)	1,733	$1,461,600

Total Fixed Rate Loan Interests — 0.0%
(Cost: $1,699,804)		1,461,600

	Shares

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(g)(h)	11,575	—

Professional Services — 0.0%
Affinion Group Inc.(h)	3,506	—

Software — 0.0%
CWT Travel LLC, NVS(h)	54,173	1,280,516

Total Common Stocks — 0.0%
(Cost $2,545,694)		1,280,516

Total Long-Term Investments — 98.7%
(Cost: $12,239,113,294)		11,753,978,280

Short-Term Securities

Money Market Funds — 18.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(j)(k)(l)	2,209,289,882	2,210,615,456
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(j)(k)	44,810,000	44,810,000

Total Short-Term Securities — 18.9%
(Cost: $2,254,296,807)		2,255,425,456

Total Investments — 117.6%
(Cost: $14,493,410,101)		14,009,403,736

Liabilities in Excess of Other Assets — (17.6)%		(2,098,818,972)
Net Assets — 100.0%		$11,910,584,764

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,558,096,242	$652,184,740	(a)	$—		$21,181	$313,293	$2,210,615,456	2,209,289,882	$3,245,382	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,170,000	—		(10,360,000)	(a)	—	—	44,810,000	44,810,000	617,124		—
						$21,181	$313,293	$2,255,425,456		$3,862,506		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,751,236,164	$—	$11,751,236,164
Fixed Rate Loan Interests	—	1,461,600	—	1,461,600
Common Stocks	—	—	1,280,516	1,280,516
Short-Term Securities
Money Market Funds	2,255,425,456	—	—	2,255,425,456
	$2,255,425,456	$11,752,697,764	$1,280,516	$14,009,403,736

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PIK	Payment-in-kind
LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust
NVS	Non-Voting Shares	SOFR	Secured Overnight Financing Rate